PSF PGIM TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 106.0%
Asset-Backed Securities — 23.9%
Automobiles — 1.2%
AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class D
2.130%	03/18/26	300	$281,500
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	600	534,749
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25	230	226,755
Series 2020-03A, Class D
1.730%	07/15/26	200	193,321
Series 2021-02A, Class C
0.980%	06/15/26	10	9,632
Series 2021-02A, Class D
1.400%	04/15/27	20	18,253
Series 2022-01A, Class E, 144A
5.020%	10/15/29	1,300	1,151,299
GM Financial Automobile Leasing Trust,
Series 2020-02, Class C
2.560%	07/22/24	1	994
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A
2.630%	06/25/26	200	178,748
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	2,300	1,966,937
Series 2021-02A, Class B, 144A
2.120%	12/27/27	200	170,847
Hertz Vehicle Financing LLC,
Series 2021-01A, Class C, 144A
2.050%	12/26/25	100	90,043
Series 2022-02A, Class B, 144A
2.650%	06/26/28	400	340,344
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A
33.784%	01/25/28	737	902,376
Series 2020-02, Class D, 144A
1.487%	02/25/28	365	355,784
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	3,500	3,325,010
Series 2019-01A, Class B, 144A
3.950%	11/14/28	800	746,000
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32	655	643,128
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D
2.220%	09/15/26	400	390,581
Series 2020-03, Class D
1.640%	11/16/26	1,400	1,354,945
			12,881,246
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Debt Obligations — 0.4%
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2022-FL01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 1.450%)
3.735%(c)	01/15/37		3,000	$2,919,813
MF1 Ltd. (Cayman Islands),
Series 2022-FL08, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)
3.634%(c)	02/19/37		1,550	1,501,630
				4,421,443
Collateralized Loan Obligations — 19.7%
AlbaCore Euro CLO DAC (Ireland),
Series 04A, Class B1, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.600%(c)	07/15/35	EUR	5,500	4,980,098
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
0.770%(c)	04/15/32	EUR	10,000	9,387,049
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)
5.100%(c)	07/15/30		4,750	4,697,260
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.840%(c)	10/17/32		3,500	3,384,438
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
3.492%(c)	10/15/28		1,009	998,997
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
4.012%(c)	05/17/31		3,000	2,933,061
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	10/15/35	EUR	6,500	5,907,479
Series 2021-02A, Class A2B, 144A
2.100%	10/15/35	EUR	6,250	5,218,510
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland),
Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)
1.071%(c)	11/15/31	EUR	10,000	9,406,208
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.692%(c)	01/15/30		4,000	3,931,229
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
3.763%(c)	04/24/31		1,500	1,457,953
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.869%(c)	01/22/31		3,750	3,679,740
A1

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)
3.819%(c)	10/15/29		6,645	$6,558,868
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.792%(c)	07/15/29		218	215,070
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.909%(c)	01/22/31		2,000	1,956,121
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
3.522%(c)	04/15/31		6,000	5,841,595
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.796%(c)	04/26/31		3,500	3,415,472
Hayfin Emerald CLO DAC (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.439%(c)	11/17/32	EUR	10,500	9,896,328
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.832%(c)	02/05/31		3,973	3,886,400
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.813%(c)	04/25/31		2,494	2,440,487
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.910%(c)	10/20/34		6,625	6,345,277
Series 2019-14A, Class A2R, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
4.460%(c)	10/20/34		6,750	6,333,778
Madison Park Funding Ltd. (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
3.589%(c)	04/22/27		6,947	6,839,307
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.903%(c)	04/25/32		2,000	1,950,046
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.852%(c)	04/21/31		9,635	9,412,263
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
3.632%(c)	07/15/31		6,000	5,839,421
OCP CLO Ltd. (Cayman Islands),
Series 2020-18A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
3.800%(c)	07/20/32		5,000	4,831,167
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
4.032%(c)	10/30/30		1,236	$1,218,519
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.692%(c)	10/15/34		7,000	6,699,667
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.740%(c)	04/20/31		3,958	3,885,586
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.963%(c)	05/07/31		4,955	4,788,999
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.893%(c)	04/25/31		5,750	5,637,197
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
4.030%(c)	10/20/32		12,500	12,163,294
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
3.836%(c)	01/26/31		3,500	3,415,604
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.986%(c)	10/29/34		3,000	2,864,810
Series 2017-01A, Class BRR, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
4.506%(c)	10/29/34		4,000	3,740,428
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
3.980%(c)	01/17/30		3,219	3,173,703
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.850%(c)	01/20/31		3,000	2,927,376
Toro European CLO DAC (Ireland),
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	07/15/34	EUR	8,000	7,283,757
Trinitas Euro CLO DAC (Ireland),
Series 02A, Class CR, 144A, 3 Month EURIBOR + 3.750% (Cap N/A, Floor 3.750%)
3.750%(c)	04/15/35	EUR	4,500	3,843,392
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
3.773%(c)	04/25/31		3,000	2,922,425

A2

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.890%(c)	01/17/31		6,500	$6,350,364
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.910%(c)	10/20/31		2,750	2,669,292
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.722%(c)	10/15/34		1,750	1,677,630
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
3.462%(c)	04/15/29		4,263	4,206,607
				211,212,272
Consumer Loans — 0.8%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	400	271,361
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		300	261,175
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28		1,000	972,806
Series 2021-01A, Class B, 144A
2.470%	11/20/31		100	79,046
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		560	550,006
Series 2020-AA, Class A, 144A
2.190%	08/21/34		500	482,641
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A
3.840%	05/14/32		644	639,658
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,500	1,320,558
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		1,300	1,294,610
Series 2019-A, Class D, 144A
6.220%	08/08/25		1,671	1,573,021
Oportun Funding XIV LLC,
Series 2021-A, Class B, 144A
1.760%	03/08/28		300	275,755
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32		1,200	1,084,530
				8,805,167
Credit Cards — 0.2%
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
3.372%(c)	11/15/28	GBP	1,625	1,801,689
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Home Equity Loans — 0.1%
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month LIBOR + 2.925% (Cap N/A, Floor 2.925%)
6.009%(c)	10/25/31		169	$164,505
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
4.284%(c)	08/25/35		71	68,690
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
4.104%(c)	10/25/33		102	99,584
				332,779
Other — 0.2%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
5.434%(c)	04/25/23		220	210,804
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
5.884%(c)	06/25/24		2,250	2,084,758
				2,295,562
Residential Mortgage-Backed Securities — 0.4%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
3.864%(c)	10/25/34		528	509,121
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.468%(c)	11/25/60	EUR	869	800,426
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.520%)
3.604%(c)	06/25/35		98	97,525
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.085%(c)	09/27/75	EUR	1,358	1,273,714
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.619%(c)	04/16/23^	EUR	1,915	1,784,895
				4,465,681
Student Loans — 0.9%
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
0.000%	02/25/43		2,980	742,821
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		823	763,960
Series 2018-D, Class A, 144A
0.000%(cc)	11/25/43		834	782,747

A3

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2019-A, Class R, 144A
0.000%	10/25/48	1,459	$335,954
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69	35	31,196
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45	2,093	1,981,646
Series 2019-D, Class 1PT, 144A
3.085%(cc)	01/16/46	1,758	1,643,773
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45	1,749	1,593,228
SoFi RR Funding II Trust,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
4.334%(c)	11/29/24	397	396,514
SoFi RR Funding III Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
4.334%(c)	11/29/24	1,116	1,115,833
			9,387,672

Total Asset-Backed Securities (cost $278,948,364)			255,603,511
Commercial Mortgage-Backed Securities — 13.8%
BANK,
Series 2017-BNK05, Class A4
3.131%	06/15/60	4,400	4,002,720
Series 2017-BNK06, Class A4
3.254%	07/15/60	920	841,409
Series 2017-BNK08, Class A3
3.229%	11/15/50	1,335	1,212,836
Series 2019-BN18, Class A3
3.325%	05/15/62	1,500	1,332,534
Series 2020-BN29, Class A3
1.742%	11/15/53	1,000	775,313
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	989	915,836
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,023,859
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	436,653
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	356,168
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,560	1,246,462
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	3,400	3,116,275
Series 2020-B18, Class A4
1.672%	07/15/53	2,900	2,268,204
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-B21, Class A4
1.704%	12/17/53	1,000	$781,617
BMO Mortgage Trust,
Series 2022-C01, Class A5
3.374%(cc)	02/15/55	4,200	3,628,628
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.818%(c)	10/15/36	2,125	2,039,533
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
5.118%(c)	10/15/36	1,360	1,302,130
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
5.468%(c)	10/15/36	2,975	2,840,916
Series 2021-ACNT, Class E, 144A, 1 Month LIBOR + 2.197% (Cap N/A, Floor 2.197%)
5.015%(c)	11/15/38	3,350	3,148,592
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
5.545%(c)	01/15/39	5,000	4,716,947
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3
2.647%	11/15/52	7,700	7,117,942
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	3,500	3,169,977
CFK Trust,
Series 2020-MF02, Class A, 144A
2.387%	03/15/39	6,550	5,593,199
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A
2.871%(cc)	11/10/31	2,400	2,296,108
Series 2016-CLNE, Class C, 144A
2.871%(cc)	11/10/31	900	856,046
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)
5.583%(c)	11/15/37	1,327	1,278,858
Commercial Mortgage Trust,
Series 2014-UBS04, Class A4
3.420%	08/10/47	3,200	3,100,337
Series 2015-DC01, Class A4
3.078%	02/10/48	5,000	4,831,926
Series 2016-COR01, Class A3
2.826%	10/10/49	2,474	2,251,603
Series 2017-COR02, Class A2
3.239%	09/10/50	3,829	3,504,359
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
4.968%(c)	05/15/36	2,600	2,511,714
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,200	1,049,845

A4

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
DBGS Mortgage Trust,
Series 2018-BIOD, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
5.318%(c)	05/15/35	2,990	$2,833,918
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36	1,400	1,177,829
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A4
3.071%	06/10/50	2,800	2,570,729
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A
3.673%(cc)	09/10/35	3,000	2,688,783
FHLMC Multifamily Structured Pass-Through Certificates,
Series K027, Class X1, IO
0.817%(cc)	01/25/23	96,341	70,685
Series K044, Class X1, IO
0.866%(cc)	01/25/25	62,503	875,234
Series K053, Class X1, IO
1.016%(cc)	12/25/25	85,385	1,939,410
Series K055, Class X1, IO
1.482%(cc)	03/25/26	12,983	487,133
Series KG03, Class X1, IO
1.483%(cc)	06/25/30	29,310	2,332,851
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3
3.119%	05/10/50	2,849	2,708,036
Series 2017-GS06, Class A2
3.164%	05/10/50	3,327	3,047,450
Series 2019-GC38, Class A3
3.703%	02/10/52	5,800	5,303,402
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	310	296,638
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	1,070	999,856
Series 2017-C05, Class A4
3.414%	03/15/50	1,423	1,315,939
Series 2017-C07, Class A4
3.147%	10/15/50	3,600	3,266,430
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	1,639	1,485,520
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31	5,875	4,792,861
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class A3
4.091%(cc)	07/15/46	3,381	3,350,333
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	2,750	2,528,794
Series 2017-HR02, Class A3
3.330%	12/15/50	5,500	4,985,666
Series 2019-L03, Class A3
2.874%	11/15/52	1,200	1,026,907
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-MEAD, Class E, 144A
3.283%(cc)	11/10/36	575	$488,113
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	140	121,150
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	1,966	1,784,405
Series 2017-C07, Class A3
3.418%	12/15/50	5,600	5,200,166
Series 2018-C10, Class A3
4.048%	05/15/51	2,200	2,052,527
Series 2019-C17, Class A3
2.669%	10/15/52	2,000	1,680,077
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	2,777	2,713,772
Series 2016-C32, Class A3
3.294%	01/15/59	1,998	1,873,945
Series 2016-C34, Class A3
2.834%	06/15/49	2,500	2,325,122
Series 2016-C35, Class A3
2.674%	07/15/48	4,451	4,064,144
Series 2017-C40, Class A3
3.317%	10/15/50	1,370	1,256,170
Series 2019-C54, Class A3
2.892%	12/15/52	1,200	1,024,481

Total Commercial Mortgage-Backed Securities (cost $163,344,123)			148,217,022
Corporate Bonds — 36.4%
Advertising — 0.0%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.750%	03/30/30	10	9,172
Aerospace & Defense — 1.0%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,770	2,093,183
3.400%	04/15/30	385	335,083
Boeing Co. (The),
Sr. Unsec’d. Notes
1.167%	02/04/23	10	9,880
1.875%	06/15/23	10	9,791
1.950%	02/01/24	20	19,182
2.196%	02/04/26	180	159,798
2.750%	02/01/26	90	81,462
2.850%	10/30/24	30	28,450
2.950%	02/01/30	5	4,025
3.900%	05/01/49	50	32,639
3.950%	08/01/59	1,450	905,022
4.508%	05/01/23	20	19,935
5.150%	05/01/30	25	23,150
5.805%	05/01/50	25	21,755
5.930%	05/01/60	23	19,705

A5

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
6.875%	03/15/39	20	$19,503
7.950%	08/15/24	50	52,089
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24	1,280	1,272,000
7.500%	03/15/25	1,321	1,284,527
7.875%	04/15/27(a)	2,575	2,369,000
General Dynamics Corp.,
Gtd. Notes
1.150%	06/01/26	20	17,506
3.250%	04/01/25	10	9,658
3.500%	04/01/27	30	28,351
4.250%	04/01/40	5	4,389
L3 Technologies, Inc.,
Gtd. Notes
3.850%	06/15/23	25	24,733
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
2.900%	12/15/29	40	33,717
4.400%	06/15/28	37	34,868
4.400%	06/15/28	15	14,110
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50	10	6,648
4.500%	05/15/36	30	27,618
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	30	28,644
3.250%	01/15/28	40	36,434
5.250%	05/01/50	10	9,569
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/27	5	4,681
4.125%	11/16/28	1,165	1,090,095
4.875%	10/15/40	15	13,667
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	60	47,337
			10,192,204
Agriculture — 0.3%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	60	42,442
2.625%	09/16/26	35	31,480
3.400%	02/04/41	50	31,525
3.700%	02/04/51	100	59,887
3.875%	09/16/46	10	6,340
4.000%	02/04/61	5	3,068
4.400%	02/14/26	43	41,487
4.800%	02/14/29	11	10,153
5.950%	02/14/49	30	24,878
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	1,570	1,250,482
2.726%	03/25/31	10	7,391
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
3.462%	09/06/29	10	$8,073
3.557%	08/15/27	1,500	1,317,116
4.540%	08/15/47	20	13,322
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	145	125,368
Gtd. Notes, 144A
3.950%	06/15/25	150	142,700
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	02/02/26	40	34,791
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
0.875%	05/01/26	40	34,373
1.500%	05/01/25	15	13,748
2.500%	11/02/22	30	29,960
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	20	19,344
			3,247,928
Airlines — 0.6%
Air Canada (Canada),
Sr. Sec’d. Notes, 144A
3.875%	08/15/26	50	42,813
Alaska Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.800%	02/15/29	42	39,742
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	1,382	1,234,141
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31	39	34,165
British Airways 2020-1 Class A Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
4.250%	05/15/34	55	49,163
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29	10	7,821
3.800%	04/19/23	11	10,891
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	15	14,578
4.750%	10/20/28	75	69,750
JetBlue 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
2.750%	11/15/33	45	36,500
JetBlue 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	05/15/34	27	23,963
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	28	27,914

A6

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Airlines (cont’d.)
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		3,355	$3,285,821
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33		43	38,212
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33		55	43,776
United Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.875%	04/15/29		106	102,045
United Airlines 2020-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.875%	07/15/27		20	18,586
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		825	736,093
4.625%	04/15/29		195	161,927
				5,977,901
Auto Manufacturers — 1.0%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.000%	09/10/25		35	31,335
1.200%	07/08/25		15	13,585
2.050%	01/10/23		30	29,811
2.150%	09/10/24		20	19,030
2.350%	01/08/27		14	12,543
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
0.800%	04/01/24		40	37,711
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		10	7,203
4.346%	12/08/26		20	18,450
4.750%	01/15/43		1,125	748,039
5.291%	12/08/46		290	205,537
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		275	216,564
3.350%	11/01/22		2,600	2,595,720
Sr. Unsec’d. Notes, EMTN
1.744%	07/19/24	EUR	100	90,147
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25		17	16,375
4.875%	10/02/23		1,350	1,344,292
5.000%	04/01/35		1,365	1,113,411
5.150%	04/01/38		1,000	809,952
5.200%	04/01/45		10	7,660
6.125%	10/01/25		40	40,089
6.250%	10/02/43		1,455	1,266,471
6.600%	04/01/36		285	266,257
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	01/05/23	85	$84,735
3.700%	05/09/23	20	19,881
4.250%	05/15/23	50	49,803
4.300%	07/13/25	70	66,934
5.250%	03/01/26	28	27,280
Jr. Sub. Notes, Series C
5.700%(ff)	09/30/30(oo)	5	4,305
Sr. Unsec’d. Notes
2.350%	01/08/31	20	14,548
2.400%	04/10/28	1,065	853,063
2.700%	08/20/27	10	8,466
3.100%	01/12/32(a)	45	33,839
5.100%	01/17/24	45	44,757
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.000%	09/17/24	30	27,413
1.800%	10/15/25	40	35,492
2.375%	10/15/27	15	12,561
2.650%	02/10/25	15	13,985
2.850%	11/01/22	80	79,883
3.400%	06/20/24	40	38,548
Sr. Unsec’d. Notes, 144A, MTN
0.800%	01/08/24	60	56,564
1.800%	01/10/28	15	12,008
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
1.450%	03/02/26	150	131,969
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A
1.050%	03/08/24	90	83,859
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26	54	43,857
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.150%	08/13/27	25	20,914
1.800%	02/13/25	50	46,670
1.900%	04/06/28	50	42,617
2.150%	02/13/30	10	8,233
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.330%
2.550%(c)	01/11/24	100	99,417
			10,851,783
Auto Parts & Equipment — 0.2%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)	670	568,032
Aptiv PLC/Aptiv Corp.,
Gtd. Notes
4.150%	05/01/52	20	13,501
BorgWarner, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/25	60	58,851

A7

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26	925	$395,172
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25(a)	875	831,687
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27(a)	350	296,547
			2,163,790
Banks — 10.5%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26(a)	600	518,604
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.543%(c)	04/12/23	400	400,153
Sub. Notes
2.749%	12/03/30	1,000	717,817
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	1,655	1,554,723
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	1,575	1,300,280
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27	45	38,605
2.299%(ff)	07/21/32	20	14,965
2.572%(ff)	10/20/32	10	7,656
2.687%(ff)	04/22/32	2,565	1,998,743
3.419%(ff)	12/20/28	10	8,871
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	740	668,208
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	50	37,245
1.922%(ff)	10/24/31	20	14,802
2.496%(ff)	02/13/31	92	72,623
2.676%(ff)	06/19/41	20	12,893
3.093%(ff)	10/01/25	50	47,471
3.824%(ff)	01/20/28	3,410	3,140,524
3.974%(ff)	02/07/30(a)	685	611,321
4.078%(ff)	04/23/40	2,340	1,855,362
4.271%(ff)	07/23/29	945	862,137
4.330%(ff)	03/15/50	20	15,727
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	5,020	3,913,638
Sub. Notes
2.482%(ff)	09/21/36	10	7,235
Sub. Notes, MTN
4.000%	01/22/25	1,122	1,086,655
4.450%	03/03/26	1,735	1,673,807
Sub. Notes, Series L, MTN
3.950%	04/21/25	90	86,849
4.183%	11/25/27	50	46,328
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series H
3.700%(ff)	03/20/26(oo)	15	13,303
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		700	$663,352
3.932%(ff)	05/07/25		480	461,311
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		475	427,686
Sub. Notes
4.836%	05/09/28		720	637,099
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27		710	609,594
1.904%(ff)	09/30/28		2,200	1,771,006
2.871%(ff)	04/19/32		1,815	1,375,650
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27		300	263,978
Sub. Notes, 144A, MTN
4.500%	03/15/25		1,120	1,065,765
4.875%	04/01/26(a)		380	362,620
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(a)(oo)		1,880	1,558,003
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		1,445	1,161,283
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		890	750,984
Jr. Sub. Notes, Series Y
4.150%(ff)	11/15/26(oo)		25	19,965
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32		10	7,578
2.561%(ff)	05/01/32		2,015	1,547,724
2.572%(ff)	06/03/31		70	55,139
2.666%(ff)	01/29/31		1,225	978,035
2.976%(ff)	11/05/30		20	16,433
3.200%	10/21/26		3,255	2,981,753
3.668%(ff)	07/24/28		30	27,108
3.785%(ff)	03/17/33		1,160	973,045
3.887%(ff)	01/10/28		1,725	1,588,889
4.075%(ff)	04/23/29		40	36,225
Sub. Notes
4.300%	11/20/26		110	104,051
4.450%	09/29/27		2,735	2,537,142
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32		1,695	1,187,287
6.537%(ff)	08/12/33		1,310	1,176,954
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	11/19/30	EUR	100	74,181
Sr. Unsec’d. Notes, MTN
3.700%	05/30/24		159	154,762
Sub. Notes
3.742%(ff)	01/07/33		2,415	1,582,888
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		280	254,957

A8

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.250%	03/13/26	1,150	$1,085,635
FNB Corp.,
Sr. Unsec’d. Notes
2.200%	02/24/23	15	14,790
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)	950	733,102
Sr. Unsec’d. Notes
1.093%(ff)	12/09/26	85	73,411
1.948%(ff)	10/21/27	50	42,724
1.992%(ff)	01/27/32	20	14,796
2.383%(ff)	07/21/32	1,480	1,117,982
2.600%	02/07/30	35	28,227
2.615%(ff)	04/22/32	4,715	3,655,191
2.650%(ff)	10/21/32	10	7,662
2.908%(ff)	07/21/42	25	16,069
3.272%(ff)	09/29/25	4,063	3,871,330
3.436%(ff)	02/24/43	35	24,245
3.500%	01/23/25	20	19,222
3.691%(ff)	06/05/28	50	45,278
3.750%	02/25/26	125	118,497
3.814%(ff)	04/23/29	1,080	960,264
3.850%	01/26/27	1,765	1,645,440
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 1.750%
4.543%(c)	10/28/27	21	20,896
Sub. Notes
5.150%	05/22/45	20	16,680
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	1,025	921,501
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,940	1,687,584
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
6.276%(c)	01/30/23(oo)	2,998	2,984,506
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	1,350	1,112,991
Jr. Sub. Notes, Series KK
3.650%(ff)	06/01/26(a)(oo)	1,860	1,516,504
Sr. Unsec’d. Notes
0.563%(ff)	02/16/25	20	18,710
1.045%(ff)	11/19/26	20	17,323
1.578%(ff)	04/22/27	785	678,571
1.953%(ff)	02/04/32	130	96,179
2.301%(ff)	10/15/25	5	4,689
2.525%(ff)	11/19/41	2,330	1,459,545
2.545%(ff)	11/08/32	1,135	862,813
2.580%(ff)	04/22/32	1,775	1,373,676
2.947%(ff)	02/24/28	905	802,007
2.950%	10/01/26(a)	1,285	1,178,650
3.509%(ff)	01/23/29	1,455	1,288,926
3.782%(ff)	02/01/28	1,235	1,132,639
3.897%(ff)	01/23/49	10	7,417
3.960%(ff)	01/29/27(a)	930	877,497
3.964%(ff)	11/15/48	985	737,560
4.005%(ff)	04/23/29	1,200	1,085,388
4.203%(ff)	07/23/29	50	45,482
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.323%(ff)	04/26/28	695	$653,716
4.452%(ff)	12/05/29	17	15,550
Sub. Notes
2.956%(ff)	05/13/31	155	123,194
4.125%	12/15/26	40	37,786
4.250%	10/01/27	420	393,686
M&T Bank Corp.,
Sr. Unsec’d. Notes
3.650%	12/06/22	1,675	1,675,014
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
1.340%(ff)	01/12/27	50	42,733
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.407%	03/07/24	45	44,043
Morgan Stanley,
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42	10	6,976
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	15	12,791
2.239%(ff)	07/21/32	4,303	3,235,637
2.699%(ff)	01/22/31	35	28,335
3.772%(ff)	01/24/29	2,010	1,811,275
4.431%(ff)	01/23/30	1,340	1,233,041
Sr. Unsec’d. Notes, MTN
0.529%(ff)	01/25/24	20	19,678
1.794%(ff)	02/13/32	1,015	742,108
1.928%(ff)	04/28/32	193	141,920
2.511%(ff)	10/20/32	1,590	1,217,044
2.943%(ff)	01/21/33	1,470	1,161,851
3.125%	07/27/26	2,725	2,511,484
Sub. Notes
2.484%(ff)	09/16/36	20	14,331
Sub. Notes, GMTN
4.350%	09/08/26	756	721,959
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.359%(ff)	05/22/24	200	195,482
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.200%	11/01/24	21	19,957
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.490%(ff)	01/06/28	15	12,491
3.450%	06/02/25	30	28,134
4.500%	07/17/25	50	47,855
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.797%(ff)	01/19/28	2,210	1,866,442
2.889%(ff)	06/09/32	250	182,507
3.337%(ff)	01/21/33	1,330	992,891
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	01/30/26	25	22,994

A9

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
State Street Corp.,
Sub. Notes
2.200%	03/03/31	4,130	$3,220,459
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.364%	07/12/27	50	45,528
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.740%
3.478%(c)	01/17/23	22	22,019
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.860%
3.598%(c)	07/19/23	20	20,045
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%
8.174%(c)	09/30/24	3,340	3,211,029
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)	30	22,608
Jr. Sub. Notes, Series J
5.300%(ff)	04/15/27(oo)	25	21,346
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26	685	587,372
3.127%(ff)	06/03/32	1,225	870,002
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	2,690	1,849,751
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	60	51,444
2.572%(ff)	02/11/31	3,525	2,821,398
5.013%(ff)	04/04/51	20	17,167
Sub. Notes, MTN
4.100%	06/03/26	20	19,048
Westpac Banking Corp. (Australia),
Sub. Notes
2.668%(ff)	11/15/35	15	11,026
3.133%	11/18/41	5	3,194
			112,546,932
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	31	27,948
4.900%	02/01/46	1,947	1,687,443
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	30	26,767
4.500%	06/01/50	35	28,779
4.600%	04/15/48	10	8,289
4.750%	01/23/29	118	114,564
4.750%	04/15/58	5	4,070
5.550%	01/23/49	1,465	1,378,113
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.375%	03/15/31	10	7,635
1.650%	06/01/30	10	7,969
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30	70	$58,028
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.417%	05/25/25	20	19,701
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.875%	10/15/49	15	10,625
			3,379,931
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.000%	01/15/32	10	7,645
2.250%	08/19/23	30	29,427
2.770%	09/01/53	19	11,167
3.150%	02/21/40	20	14,422
5.150%	11/15/41	16	14,583
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25	75	72,727
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/50	10	6,166
2.950%	03/01/27	7	6,378
4.750%	03/01/46	10	8,711
			171,226
Building Materials — 0.2%
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.242%	02/15/25	5	4,671
2.493%	02/15/27	5	4,437
2.722%	02/15/30	45	37,141
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
Sr. Unsec’d. Notes
1.750%	09/15/30	20	15,479
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31	15	11,643
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28(a)	475	419,188
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23	294	293,887
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	40	35,783
4.300%	07/15/47	20	14,858
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28(a)	1,275	1,037,640

A10

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30		15	$12,850
				1,887,577
Chemicals — 1.1%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43		1,400	1,337,795
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	1,600	1,241,485
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		675	544,530
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.600%	11/15/50		5	3,405
5.250%	11/15/41		35	31,401
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25		13	12,787
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/51		7	4,471
3.950%	12/01/47		25	20,544
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	01/15/26	EUR	2,300	1,845,399
International Flavors & Fragrances, Inc.,
Gtd. Notes, 144A
3.468%	12/01/50		9	5,891
Sr. Unsec’d. Notes, 144A
1.230%	10/01/25		87	76,367
2.300%	11/01/30		10	7,679
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		1,000	850,470
LYB International Finance III LLC,
Gtd. Notes
1.250%	10/01/25		35	30,823
3.375%	10/01/40		60	41,288
4.200%	10/15/49		5	3,585
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.250%	11/15/22		95	94,940
5.625%	11/15/43		155	139,292
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24(a)		1,150	1,078,125
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43		870	748,611
5.250%	01/15/45		305	271,708
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
PPG Industries, Inc.,
Sr. Unsec’d. Notes
1.200%	03/15/26		20	$17,454
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		1,525	1,513,563
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		460	403,873
5.875%	03/27/24		375	360,938
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30		20	16,017
3.125%	06/01/24		14	13,598
3.450%	08/01/25		449	429,063
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24(d)		450	239,547
10.875%	08/01/24(d)		111	109,798
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		40	36,375
				11,530,822
Commercial Services — 0.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,300	981,500
Element Fleet Management Corp. (Canada),
Sr. Unsec’d. Notes, 144A
1.600%	04/06/24		10	9,394
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		50	37,149
6.700%	06/01/34		920	944,749
7.000%	10/15/37		770	807,469
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28(a)		230	205,450
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26		145	124,768
2.650%	02/15/25		40	37,344
3.200%	08/15/29		30	25,025
Loxam SAS (France),
Sr. Sub. Notes
4.500%	04/15/27	EUR	1,650	1,222,021
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29(a)	EUR	2,640	1,961,444
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25		5	4,614
2.300%	06/01/30		20	16,290

A11

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
S&P Global, Inc.,
Gtd. Notes, 144A
4.250%	05/01/29	60	$56,417
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	50	39,258
3.875%	02/15/31(a)	392	319,116
4.875%	01/15/28	1,325	1,215,658
5.250%	01/15/30	525	475,075
			8,482,741
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
0.700%	02/08/26	40	35,230
1.200%	02/08/28	100	83,716
1.400%	08/05/28	29	24,146
1.650%	02/08/31	55	43,354
2.375%	02/08/41	40	27,756
2.650%	05/11/50	15	9,906
2.650%	02/08/51	15	9,843
2.700%	08/05/51	5	3,295
2.800%	02/08/61	100	62,667
2.950%	09/11/49	25	17,646
3.350%	02/09/27	70	66,856
3.850%	08/04/46	15	12,425
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
4.900%	10/01/26	50	48,258
5.300%	10/01/29	5	4,658
6.020%	06/15/26	37	37,148
6.200%	07/15/30	12	11,681
Fortinet, Inc.,
Sr. Unsec’d. Notes
1.000%	03/15/26	45	38,755
2.200%	03/15/31	60	45,372
Genpact Luxembourg Sarl,
Gtd. Notes
3.375%	12/01/24	90	86,169
HP, Inc.,
Sr. Unsec’d. Notes
1.450%	06/17/26	100	86,269
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.300%	05/15/26	100	94,299
Kyndryl Holdings, Inc.,
Sr. Unsec’d. Notes
2.050%	10/15/26	10	8,032
3.150%	10/15/31	20	13,227
NetApp, Inc.,
Sr. Unsec’d. Notes
3.300%	09/29/24	40	38,778
Seagate HDD Cayman,
Gtd. Notes
4.875%	06/01/27	40	36,250
			945,736
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28	150	$120,169
3.400%	10/29/33	150	108,653
Air Lease Corp.,
Sr. Unsec’d. Notes
1.875%	08/15/26	56	47,458
3.375%	07/01/25	15	14,031
Sr. Unsec’d. Notes, MTN
2.300%	02/01/25	20	18,349
2.875%	01/15/26	15	13,448
4.250%	02/01/24	10	9,824
Aircastle Ltd.,
Sr. Unsec’d. Notes, 144A
5.250%	08/11/25	10	9,434
Ally Financial, Inc.,
Sr. Unsec’d. Notes
2.200%	11/02/28	5	3,867
Sub. Notes
5.750%	11/20/25	25	24,408
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	10	7,796
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	09/20/26	25	20,248
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.528%	11/18/27	23	18,170
2.875%	02/15/25	10	9,037
3.950%	07/01/24	10	9,465
Sr. Unsec’d. Notes, 144A
2.750%	02/21/28	30	23,258
Blackstone Holdings Finance Co. LLC,
Gtd. Notes, 144A
2.550%	03/30/32	20	15,663
Blackstone Private Credit Fund,
Sr. Sec’d. Notes
5.610%	05/03/27^	1,100	1,049,904
Brookfield Finance, Inc. (Canada),
Gtd. Notes
4.850%	03/29/29	25	23,385
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	50	49,011
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.800%	01/31/28	5	4,517
Sub. Notes
2.359%(ff)	07/29/32	45	31,963
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30(oo)	20	14,800
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(oo)	35	28,856

A12

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
CI Financial Corp. (Canada),
Sr. Unsec’d. Notes
3.200%	12/17/30	30	$21,329
Credit Acceptance Corp.,
Gtd. Notes, 144A
5.125%	12/31/24	15	13,963
GTP Acquisition Partners I LLC,
Sr. Sec’d. Notes, 144A
3.482%	06/15/50	100	94,401
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.100%	06/15/30	50	39,875
3.000%	06/15/50	35	22,845
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43	555	529,630
Mastercard, Inc.,
Sr. Unsec’d. Notes
1.900%	03/15/31	15	11,996
3.300%	03/26/27	10	9,435
3.850%	03/26/50	20	16,116
Nasdaq, Inc.,
Sr. Unsec’d. Notes
2.500%	12/21/40	20	12,561
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.500%	08/15/28	880	692,586
6.000%	01/15/27	275	234,884
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	515	383,093
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29(a)	1,125	870,688
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28	400	391,450
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
2.875%	10/15/26	10	8,251
Synchrony Financial,
Sr. Unsec’d. Notes
3.950%	12/01/27	40	34,863
Visa, Inc.,
Sr. Unsec’d. Notes
1.100%	02/15/31	10	7,490
2.050%	04/15/30	10	8,262
4.300%	12/14/45	20	17,450
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	30	28,401
			5,125,283
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric — 2.9%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.625%	01/12/23	200	$198,538
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.750%	12/01/47	100	75,205
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26	35	30,183
2.450%	01/15/31	15	11,496
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25	45	41,434
3.950%	07/15/30	5	4,282
Alliant Energy Finance LLC,
Gtd. Notes, 144A
3.750%	06/15/23	10	9,868
Ameren Illinois Co.,
First Mortgage
4.500%	03/15/49	40	34,251
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series J
4.300%	12/01/28	45	42,188
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	01/15/32	10	7,891
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	25	18,778
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	25	20,221
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23	75	74,348
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.800%	06/01/29	10	8,885
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.250%	06/15/31	5	3,989
3.350%	07/01/23	550	544,431
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.050%	04/15/25	35	34,433
4.250%	10/15/50	20	16,145
Black Hills Corp.,
Sr. Unsec’d. Notes
3.050%	10/15/29	25	20,925
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	600	489,958
5.000%	02/01/31	750	599,596
5.125%	03/15/28(a)	1,700	1,470,060
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	36	30,216

A13

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/26	20	$18,502
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,325	1,104,139
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/45	10	8,210
Sr. Unsec’d. Notes, Series C
3.000%	12/01/60	20	11,938
4.300%	12/01/56	235	179,776
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
3.250%	06/01/25	20	18,958
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60	5	2,762
Dominion Energy South Carolina, Inc.,
First Mortgage
4.600%	06/15/43	2,025	1,754,920
Dominion Energy, Inc.,
Jr. Sub. Notes
3.071%	08/15/24	5	4,794
Sr. Unsec’d. Notes
3.900%	10/01/25	15	14,413
Sr. Unsec’d. Notes, Series B
3.300%	04/15/41	5	3,627
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	10	8,618
DPL, Inc.,
Sr. Unsec’d. Notes
4.125%	07/01/25	10	9,251
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	10	8,319
Duke Energy Carolinas LLC,
First Mortgage
3.950%	11/15/28	40	37,532
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	5	4,003
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	50	39,077
2.500%	12/01/29	75	63,380
3.850%	11/15/42	25	19,453
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	10	6,231
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	30	23,967
Duke Energy Progress LLC,
First Mortgage
3.450%	03/15/29	45	40,751
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.532%	10/01/30	25	$19,322
Edison International,
Jr. Sub. Notes, Series A
5.375%(ff)	03/15/26(oo)	10	8,223
Jr. Sub. Notes, Series B
5.000%(ff)	12/15/26(oo)	20	15,805
Sr. Unsec’d. Notes
3.125%	11/15/22	5	4,991
3.550%	11/15/24	85	81,795
4.950%	04/15/25	5	4,904
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	2,325	2,268,593
Emera US Finance LP (Canada),
Gtd. Notes
0.833%	06/15/24	20	18,531
3.550%	06/15/26	20	18,607
Entergy Corp.,
Sr. Unsec’d. Notes
0.900%	09/15/25	10	8,805
2.400%	06/15/31	48	36,698
2.800%	06/15/30	10	8,090
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	120	93,066
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	25	17,668
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25	390	344,979
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	40	36,199
Sr. Unsec’d. Notes, Series U
1.400%	08/15/26	20	17,295
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	5	4,707
3.950%	06/15/25	35	33,801
4.050%	04/15/30	25	22,658
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
5.350%(cc)	07/15/47	4	3,375
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25(a)	3,771	3,649,821
5.450%	07/15/44	280	249,109
Florida Power & Light Co.,
First Mortgage
2.875%	12/04/51	5	3,297
3.150%	10/01/49	36	25,454

A14

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	95	$78,537
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	1,150	1,177,823
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	20	19,326
3.600%	04/01/29	50	45,261
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	680	627,427
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	50	49,173
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	3,050	2,534,035
Liberty Utilities Finance GP1,
Gtd. Notes, 144A
2.050%	09/15/30	45	34,109
MidAmerican Energy Co.,
First Mortgage
3.150%	04/15/50	5	3,415
3.650%	04/15/29	20	18,515
3.650%	08/01/48	20	15,170
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30	1,050	923,987
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.900%	06/15/28	15	12,437
2.250%	06/01/30	20	15,951
2.440%	01/15/32	11	8,550
3.000%	01/15/52	58	37,113
Northern States Power Co.,
First Mortgage
2.250%	04/01/31	10	8,191
2.600%	06/01/51	5	3,094
3.600%	09/15/47	10	7,622
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	100	78,077
3.875%	02/15/32	325	254,104
5.250%	06/15/29(a)	375	330,233
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	285	251,686
2.450%	12/02/27	1,245	1,021,621
3.750%	06/15/24	50	48,021
Ohio Power Co.,
Sr. Unsec’d. Notes, Series P
2.600%	04/01/30	25	20,662
Sr. Unsec’d. Notes, Series Q
1.625%	01/15/31	5	3,769
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51		5	$3,144
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.700%	11/15/28		40	37,089
3.800%	06/01/49		6	4,704
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		10	8,106
3.250%	06/15/23		25	24,622
3.450%	07/01/25		13	12,122
3.750%	08/15/42		50	31,594
3.850%	11/15/23		40	39,211
4.000%	12/01/46		15	9,462
4.450%	04/15/42		5	3,522
4.550%	07/01/30		1,748	1,497,801
4.950%	07/01/50		69	50,739
PacifiCorp,
First Mortgage
3.300%	03/15/51		390	272,290
PECO Energy Co.,
First Mortgage
2.800%	06/15/50		25	16,111
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	324	227,892
PG&E Energy Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-3
2.822%	07/15/48		20	13,968
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31		90	95,900
Public Service Co. of Colorado,
First Mortgage, Series 34
3.200%	03/01/50		5	3,523
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50		45	24,387
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30		35	26,250
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27		45	41,078
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48		20	16,519
5.350%	05/15/35		40	37,784
First Mortgage, Series WWW
2.950%	08/15/51		5	3,262
Sr. Sec’d. Notes, Series VVV
1.700%	10/01/30		10	7,714
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28		35	31,681
4.000%	02/01/48		5	3,738

A15

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26	20	$18,469
Southern California Edison Co.,
First Mortgage
1.100%	04/01/24	135	127,275
2.250%	06/01/30	35	27,701
2.850%	08/01/29	40	33,531
3.650%	02/01/50	25	17,125
First Mortgage, SOFR Index + 0.640%
3.611%(c)	04/03/23	40	39,896
First Mortgage, Series 20A
2.950%	02/01/51	5	3,048
First Mortgage, Series A
4.200%	03/01/29	20	18,495
First Mortgage, Series G
2.500%	06/01/31	10	7,899
First Mortgage, Series H
3.650%	06/01/51	5	3,468
First Ref. Mortgage
5.500%	03/15/40	10	9,130
First Ref. Mortgage, Series C
4.125%	03/01/48	50	37,152
Southwestern Public Service Co.,
First Mortgage
3.750%	06/15/49	30	22,701
Tampa Electric Co.,
Sr. Unsec’d. Notes
3.450%	03/15/51	40	28,042
Toledo Edison Co. (The),
First Mortgage, 144A
2.650%	05/01/28	10	8,678
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	100	95,984
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50	1,500	1,145,658
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.450%	02/15/44	15	12,634
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	625	546,468
8.000%(ff)	10/15/26(oo)	2,075	1,907,590
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27(a)	450	406,300
5.625%	02/15/27(a)	600	561,911
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	130	123,831
3.700%	01/30/27	2,000	1,765,762
			31,306,605
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electrical Components & Equipment — 0.1%
Emerson Electric Co.,
Sr. Unsec’d. Notes
2.000%	12/21/28		10	$8,468
2.800%	12/21/51		10	6,475
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25(a)		575	575,015
7.250%	06/15/28(a)		550	541,314
				1,131,272
Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31		45	35,246
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.875%	01/12/28		5	4,507
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.100%	03/01/27		20	17,230
1.950%	06/01/30		30	24,573
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25(a)		1,000	951,720
TD SYNNEX Corp.,
, Sr. Unsec’d. Notes
2.650%	08/09/31		25	18,714
Sr. Unsec’d. Notes
1.250%	08/09/24		30	27,721
Vontier Corp.,
Gtd. Notes
2.400%	04/01/28		20	15,598
				1,095,309
Engineering & Construction — 0.4%
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	2,800	1,931,003
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27(a)		345	280,377
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		605	532,400
5.500%	07/31/47		1,690	1,047,293
				3,791,073
Entertainment — 0.4%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
10.000%	06/15/26		366	249,974
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25(a)		860	828,825

A16

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		875	$863,232
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		800	709,774
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
3.528%	03/15/24		20	19,303
5.050%	03/15/42		1,065	797,147
5.141%	03/15/52		1,015	737,558
5.391%	03/15/62		485	351,569
				4,557,382
Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
0.875%	11/15/25		10	8,820
2.500%	08/15/24		30	28,669
3.950%	05/15/28		20	18,747
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.500%	05/01/29		35	31,453
Waste Management, Inc.,
Gtd. Notes
2.400%	05/15/23		30	29,642
				117,331
Foods — 0.8%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26		20	17,628
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	3,100	2,602,776
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,600	1,088,337
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.950%	03/15/25		45	43,757
4.800%	03/15/48		55	46,179
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
1.375%	11/01/27		60	48,506
General Mills, Inc.,
Sr. Unsec’d. Notes
2.250%	10/14/31		5	3,913
Hershey Co. (The),
Sr. Unsec’d. Notes
1.700%	06/01/30		10	7,893
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26		47	43,348
4.625%	10/01/39		645	532,067
4.875%	10/01/49		1,325	1,094,691
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	2,500	$2,158,850
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39		440	362,721
3.950%	04/01/49		25	20,015
4.125%	04/01/54		415	331,758
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40		10	6,572
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	02/04/31		30	22,125
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30		10	7,770
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.100%	09/28/48		15	13,323
				8,452,229
Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
0.950%	05/15/26		40	34,663
Suzano Austria GmbH (Brazil),
Gtd. Notes, Series DM3N
3.125%	01/15/32		10	7,156
				41,819
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26		1,100	1,001,722
APA Infrastructure Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27		50	46,324
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31		55	41,390
2.625%	09/15/29		15	12,792
2.850%	02/15/52		5	3,172
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
0.700%	03/02/23		105	103,173
1.750%	10/01/30		10	7,691
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25		75	66,589
1.700%	02/15/31		120	88,677
3.600%	05/01/30		36	31,319
4.800%	02/15/44		300	252,010
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
4.100%	09/18/34		20	16,878

A17

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
Southern California Gas Co.,
First Mortgage, Series WW
3.950%	02/15/50		45	$34,345
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,050	839,107
				2,545,189
Healthcare-Products — 0.3%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36		10	9,769
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.539%	02/01/32		35	27,226
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,275	825,409
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		325	260,989
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		225	169,873
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	540	349,706
1.625%	10/15/50	EUR	495	291,719
2.250%	03/07/39	EUR	300	230,726
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
2.250%	09/15/31		15	11,285
3.300%	09/15/29		18	15,119
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	510	462,129
3.650%	03/07/28		30	28,175
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	600	395,969
1.875%	10/01/49	EUR	425	260,937
				3,339,031
Healthcare-Services — 0.7%
Adventist Health System/West,
Bonds
2.952%	03/01/29		10	8,612
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		20	14,622
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23		20	19,730
3.875%	08/15/47		3	2,210
6.750%	12/15/37		1,900	1,934,698
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021
2.780%	07/01/51	10	$6,357
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39	20	15,037
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
2.839%	11/15/50	10	6,497
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31	10	7,776
Centene Corp.,
Sr. Unsec’d. Notes
2.450%	07/15/28	30	24,396
2.500%	03/01/31	35	26,511
3.375%	02/15/30	5	4,088
4.625%	12/15/29	10	8,983
City of Hope,
Sr. Sec’d. Notes, Series 2013
5.623%	11/15/43	20	19,792
CommonSpirit Health,
Sr. Sec’d. Notes
1.547%	10/01/25	35	31,069
2.782%	10/01/30	5	3,985
3.910%	10/01/50	5	3,564
4.187%	10/01/49	30	22,440
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47	25	20,186
Elevance Health, Inc.,
Sr. Unsec’d. Notes
2.375%	01/15/25	15	14,150
4.650%	01/15/43	385	331,857
HCA, Inc.,
Gtd. Notes
3.500%	07/15/51	10	6,211
5.375%	02/01/25	940	928,935
7.500%	11/06/33	500	526,874
Gtd. Notes, 144A
4.625%	03/15/52	5	3,762
Gtd. Notes, MTN
7.750%	07/15/36	500	515,002
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021
3.002%	06/01/51	10	6,608
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.950%	12/01/29	25	21,219
3.600%	02/01/25	675	650,983
Mount Sinai Hospitals Group, Inc.,
Sec’d. Notes, Series 2017
3.981%	07/01/48	2	1,658
Sec’d. Notes, Series 2019
3.737%	07/01/49	29	21,988

A18

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Unsec’d. Notes, Series 2020
3.391%	07/01/50	10	$6,932
Northwell Healthcare, Inc.,
Sec’d. Notes
3.809%	11/01/49	10	7,417
Orlando Health Obligated Group,
Unsec’d. Notes
4.089%	10/01/48	25	20,720
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	10	8,903
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32	10	7,597
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	50	41,315
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	50	41,782
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30	6	4,826
3.361%	08/15/50	4	2,774
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28(a)	200	176,442
Sr. Sec’d. Notes, 144A
4.625%	06/15/28	285	249,802
4.875%	01/01/26(a)	450	417,879
5.125%	11/01/27	600	539,332
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2019
3.434%	12/01/48	30	22,588
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50	20	13,056
3.050%	05/15/41	895	652,196
3.250%	05/15/51	5	3,484
3.500%	08/15/39	25	19,629
3.950%	10/15/42	220	178,191
4.450%	12/15/48	10	8,465
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	10/15/30	25	18,464
			7,651,594
Home Builders — 0.1%
D.R. Horton, Inc.,
Gtd. Notes
2.500%	10/15/24	45	42,554
MDC Holdings, Inc.,
Gtd. Notes
2.500%	01/15/31	10	6,722
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		875	$814,714
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		45	36,339
				900,329
Household Products/Wares — 0.0%
Clorox Co. (The),
Sr. Unsec’d. Notes
1.800%	05/15/30		10	7,717
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
1.050%	09/15/27		10	8,403
				16,120
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/25(a)		670	648,508
Insurance — 0.6%
Allianz SE (Germany),
Jr. Sub. Notes, 144A
3.500%(ff)	11/17/25(oo)		200	151,500
American International Group, Inc.,
Sr. Unsec’d. Notes
4.800%	07/10/45		3	2,585
AmFam Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.805%	03/11/31		20	15,515
Aon Corp.,
Gtd. Notes
2.800%	05/15/30		10	8,288
Brighthouse Financial Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.000%	04/12/24		5	4,669
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/29		35	32,538
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/50		20	13,308
GA Global Funding Trust,
Sec’d. Notes, 144A
1.000%	04/08/24		10	9,294
1.625%	01/15/26		20	17,546
Great-West Lifeco US Finance 2020 LP (Canada),
Gtd. Notes, 144A
0.904%	08/12/25		25	22,020
Hanover Insurance Group, Inc. (The),
Sr. Unsec’d. Notes
2.500%	09/01/30		30	22,976
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	800	764,630

A19

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,030	$698,170
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40	405	421,950
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50	180	136,486
5.000%	03/30/43	350	302,351
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	5	3,958
2.375%	12/15/31	15	11,820
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	25	18,844
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	150	127,112
Protective Life Corp.,
Sr. Unsec’d. Notes, 144A
3.400%	01/15/30	15	12,990
Reliance Standard Life Global Funding II,
Sec’d. Notes, 144A
2.500%	10/30/24	20	18,814
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,350	1,427,817
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	10	6,934
4.270%	05/15/47	2,310	1,894,827
6.850%	12/16/39	196	214,628
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.000%	05/12/50	15	11,459
			6,373,029
Internet — 0.1%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
2.125%	02/09/31	200	153,716
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.100%	08/15/30	20	15,476
1.900%	08/15/40	15	9,634
2.050%	08/15/50	5	2,945
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.000%	05/12/26	100	87,853
1.200%	06/03/27	20	17,094
2.100%	05/12/31	30	24,332
2.500%	06/03/50	25	15,594
2.700%	06/03/60	5	2,962
3.100%	05/12/51	25	17,466
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
3.150%	08/22/27	45	$41,936
3.250%	05/12/61	10	6,733
3.875%	08/22/37	50	43,536
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28	25	19,507
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/15/28	25	22,835
eBay, Inc.,
Sr. Unsec’d. Notes
2.600%	05/10/31	10	7,806
Expedia Group, Inc.,
Gtd. Notes
2.950%	03/15/31	2	1,542
3.250%	02/15/30	35	28,384
Gtd. Notes, 144A
6.250%	05/01/25	3	3,018
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26	18	16,977
5.750%	03/01/24	5	5,082
			544,428
Investment Companies — 0.0%
Blackstone Private Credit Fund,
Sr. Unsec’d. Notes
3.250%	03/15/27	20	16,595
FS KKR Capital Corp.,
Sr. Unsec’d. Notes
2.625%	01/15/27	25	20,162
			36,757
Iron/Steel — 0.0%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
3.600%	07/16/24	50	48,565
Nucor Corp.,
Sr. Unsec’d. Notes
2.000%	06/01/25	5	4,610
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/25	5	4,622
3.250%	01/15/31	20	16,330
3.250%	10/15/50	5	3,062
3.450%	04/15/30	5	4,225
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26	50	50,353
			131,767
Lodging — 0.3%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
1.800%	10/01/24	20	18,778

A20

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	40	$35,931
3.200%	08/08/24	105	98,722
3.500%	08/18/26	30	26,338
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.125%	02/15/23	5	4,963
3.600%	04/15/24	30	29,304
3.750%	10/01/25	5	4,753
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25	59	59,641
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32(a)	1,825	1,468,172
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28(a)	950	804,246
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.625%	08/08/25	400	358,000
			2,908,848
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	11/13/25	10	8,863
1.100%	09/14/27	10	8,418
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	04/09/30	10	8,533
3.250%	04/09/50	10	7,378
			33,192
Machinery-Diversified — 0.0%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	10	8,939
3.750%	04/15/50	10	8,208
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.565%	02/15/30	10	8,181
3.112%	02/15/40	3	2,111
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.400%	03/15/24	35	34,370
4.950%	09/15/28	30	27,892
			89,701
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)	450	342,988
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	5	3,955
4.750%	03/01/30	8	6,481
5.375%	06/01/29(a)	800	701,515
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
5.500%	05/01/26(a)	1,650	$1,563,609
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	10	7,827
2.800%	04/01/31	100	75,873
3.500%	06/01/41	45	28,750
3.500%	03/01/42	50	31,642
3.950%	06/30/62	10	5,943
4.200%	03/15/28	30	27,117
4.500%	02/01/24	30	29,660
4.908%	07/23/25	65	63,430
5.050%	03/30/29	85	78,082
5.375%	05/01/47	20	15,401
5.750%	04/01/48	20	16,172
6.384%	10/23/35	2,487	2,291,668
6.484%	10/23/45	1,140	1,007,156
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27	30	26,897
2.650%	08/15/62	17	9,174
2.937%	11/01/56	26	15,522
3.150%	02/15/28	80	72,637
3.250%	11/01/39	35	25,739
3.400%	04/01/30	10	8,805
3.900%	03/01/38	25	20,442
3.999%	11/01/49	85	65,088
4.000%	03/01/48	40	30,765
4.150%	10/15/28	50	47,223
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50	60	35,376
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	965	924,368
3.500%	08/15/27	65	59,515
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31(a)	1,000	704,845
5.500%	04/15/27(a)	650	572,066
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	1,000	680,006
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27	520	35,530
Sec’d. Notes, 144A
5.375%	08/15/26	3,180	631,521
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23	20	19,841
5.300%	05/15/49	275	205,844
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23(a)	450	440,311
7.375%	07/01/28	400	269,071

A21

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25		5	$4,745
4.030%	01/25/24		30	29,576
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43		10	8,336
Paramount Global,
Sr. Unsec’d. Notes
5.850%	09/01/43		2	1,596
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
3.125%	09/01/26		15	13,175
4.000%	07/15/28		15	12,776
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26		750	812,530
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37		40	36,282
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN
1.850%	07/30/26		30	26,693
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25(a)		1,175	1,114,940
6.625%	06/01/27(a)		975	921,595
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.125%	08/15/30	GBP	900	711,859
4.250%	01/15/30	GBP	800	650,462
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30		85	77,451
6.400%	12/15/35		31	32,877
7.625%	11/30/28		500	560,312
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
2.875%	01/15/30	EUR	1,910	1,372,708
				17,585,768
Mining — 0.1%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41		10	9,509
5.750%	05/01/43		420	395,570
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
6.420%	03/01/26		120	125,250
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31		25	19,303
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		450	372,375
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	20	$19,902
5.450%	03/15/43(a)	20	16,518
Glencore Canada Corp. (Switzerland),
Gtd. Notes
6.200%	06/15/35	50	46,198
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.625%	09/23/31	25	18,756
3.875%	04/27/51	25	16,917
4.125%	03/12/24	15	14,736
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	25	23,159
5.950%	03/15/24	50	50,208
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	5	3,875
2.800%	10/01/29	30	24,895
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
3.875%	04/23/25	50	47,822
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.900%	07/15/30	30	25,526
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	45	40,650
			1,271,169
Miscellaneous Manufacturing — 0.0%
3M Co.,
Sr. Unsec’d. Notes
2.375%	08/26/29	30	24,638
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	15	11,108
General Electric Co.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.380%
3.212%(c)	05/05/26	95	89,718
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	100	93,545
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	50	45,195
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	64	49,459
			313,663
Multi-National — 0.1%
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26	1,500	1,610,474

A22

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	20	$17,353
3.276%	12/01/28	25	20,803
5.500%	12/01/24	14	13,961
			52,117
Oil & Gas — 2.3%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	705	553,435
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26(a)	350	337,652
9.000%	11/01/27	204	248,888
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28	450	437,171
BP Capital Markets America, Inc.,
Gtd. Notes
1.749%	08/10/30	10	7,792
2.772%	11/10/50	145	89,954
2.939%	06/04/51	1,845	1,171,488
3.000%	02/24/50	60	38,964
3.060%	06/17/41	7	5,006
3.379%	02/08/61	5	3,267
4.234%	11/06/28	50	47,019
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	01/15/23	50	49,757
2.950%	07/15/30	10	8,222
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	340	231,207
5.250%	06/15/37	30	26,280
5.400%	06/15/47	1,030	881,096
Chevron Corp.,
Sr. Unsec’d. Notes
2.954%	05/16/26	20	18,834
3.078%	05/11/50	10	7,103
Chevron USA, Inc.,
Gtd. Notes
1.018%	08/12/27	10	8,366
2.343%	08/12/50	10	6,114
3.850%	01/15/28	10	9,511
3.900%	11/15/24	50	49,281
Cimarex Energy Co.,
Sr. Unsec’d. Notes
4.375%	03/15/29	10	8,274
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	800	764,175
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	10	9,698
4.500%	04/15/23	5	4,973
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Gtd. Notes, 144A
2.268%	11/15/26		10	$8,546
Coterra Energy, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	05/15/27		25	23,232
4.375%	03/15/29		20	18,501
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30		6	5,489
4.750%	05/15/42		6	4,895
5.250%	09/15/24		2	1,999
5.250%	10/15/27		15	14,875
5.600%	07/15/41		870	780,942
5.850%	12/15/25		30	30,321
Devon OEI Operating LLC,
Sr. Unsec’d. Notes
7.500%	09/15/27		20	21,373
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31		25	20,280
3.250%	12/01/26		20	18,452
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23		1,195	1,185,787
6.875%	04/29/30		497	417,480
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		1,300	1,236,589
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		500	470,000
4.875%	03/30/26		547	488,197
5.375%	03/30/28		890	760,950
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.375%	04/15/30		15	14,303
EQT Corp.,
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26		10	9,119
Equinor ASA (Norway),
Gtd. Notes
1.750%	01/22/26		10	8,996
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.992%	03/19/25		15	14,417
3.452%	04/15/51		25	18,589
3.482%	03/19/30		10	9,095
Gazprom PJSC via Gaz Finance PLC (Russia),
Sr. Unsec’d. Notes, 144A
1.500%	02/17/27(d)	EUR	100	46,552
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
2.900%	09/29/31		25	19,535
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		45	42,277

A23

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
5.600%	02/15/41		15	$13,147
7.300%	08/15/31		5	5,286
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		1,160	1,075,181
4.750%	04/19/27		200	166,600
Marathon Oil Corp.,
Sr. Unsec’d. Notes
4.400%	07/15/27		30	28,022
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	12/15/26		50	49,215
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27(a)		425	431,375
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.450%	09/15/36		945	940,882
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.250%	03/17/24		30	30,221
6.625%	01/16/34	GBP	680	607,546
7.375%	01/17/27		172	176,515
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	394	266,436
5.350%	02/12/28		157	118,912
5.950%	01/28/31		20	13,462
6.490%	01/23/27		1,550	1,291,305
6.500%	03/13/27		1,753	1,467,962
6.500%	01/23/29		700	535,570
6.700%	02/16/32		16	11,174
6.840%	01/23/30		306	227,358
Gtd. Notes, EMTN
3.750%	02/21/24	EUR	400	373,963
4.875%	02/21/28	EUR	1,530	1,100,241
Phillips 66,
Gtd. Notes
1.300%	02/15/26		22	19,244
2.150%	12/15/30		53	40,901
Phillips 66 Co.,
Gtd. Notes, 144A
2.450%	12/15/24		50	46,991
4.680%	02/15/45		1,900	1,572,930
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
0.550%	05/15/23		55	53,647
1.125%	01/15/26		25	21,832
1.900%	08/15/30		2,135	1,634,929
2.150%	01/15/31		5	3,854
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26		200	174,500
3.125%	07/12/41		640	464,520
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	04/06/50		10	$7,064
4.000%	05/10/46		20	15,950
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51		15	10,562
TotalEnergies Capital International SA (France),
Gtd. Notes
3.127%	05/29/50		4	2,757
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27		125	86,875
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27(a)		845	730,128
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25		100	95,195
3.700%	09/15/26		45	41,370
				24,667,940
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
4.080%	12/15/47		20	14,875
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38		450	466,410
Halliburton Co.,
Sr. Unsec’d. Notes
2.920%	03/01/30		6	5,005
3.800%	11/15/25		8	7,724
				494,014
Packaging & Containers — 0.5%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30		55	43,607
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%
5.000%	06/30/27	EUR	938	624,589
Berry Global, Inc.,
Sr. Sec’d. Notes
0.950%	02/15/24		30	28,185
1.570%	01/15/26		90	78,666
Sr. Sec’d. Notes, 144A
4.875%	07/15/26		20	18,798
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24		575	551,999
Sr. Sec’d. Notes, 144A
1.512%	04/15/26		30	25,914
Silgan Holdings, Inc.,
Gtd. Notes
2.250%	06/01/28	EUR	2,100	1,642,044

A24

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Verallia SA (France),
Gtd. Notes
1.625%	05/14/28(a)	EUR	2,500	$1,924,049
WRKCo, Inc.,
Gtd. Notes
3.000%	06/15/33		5	3,871
3.900%	06/01/28		16	14,703
4.650%	03/15/26		25	24,467
4.900%	03/15/29		15	14,326
				4,995,218
Pharmaceuticals — 2.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26		300	274,460
3.200%	11/21/29		59	51,767
3.800%	03/15/25		1,040	1,006,941
4.050%	11/21/39		5,170	4,186,917
4.250%	11/14/28		50	47,028
4.300%	05/14/36		10	8,667
4.500%	05/14/35		1,715	1,530,147
4.550%	03/15/35		2,040	1,832,862
4.875%	11/14/48		35	30,733
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
2.250%	05/28/31		8	6,506
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
0.700%	04/08/26		45	39,081
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		320	136,151
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28(a)		430	157,530
5.000%	02/15/29		250	96,483
5.250%	01/30/30		325	121,875
5.250%	02/15/31		225	85,500
6.250%	02/15/29		1,150	427,167
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31		20	15,468
3.700%	06/06/27		136	126,645
3.794%	05/20/50		27	20,217
4.685%	12/15/44		9	7,702
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40		10	6,680
4.125%	06/15/39		470	410,427
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25		20	19,355
4.500%	11/15/44		5	3,905
4.900%	09/15/45		20	16,767
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Cigna Corp.,
Gtd. Notes
3.250%	04/15/25	20	$19,133
3.875%	10/15/47	20	14,590
4.125%	11/15/25	45	43,691
4.375%	10/15/28	1,390	1,312,677
4.500%	02/25/26	3,690	3,601,243
Sr. Unsec’d. Notes
2.400%	03/15/30	140	114,288
3.200%	03/15/40	460	332,032
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30	60	45,937
2.125%	09/15/31	40	30,756
2.625%	08/15/24	100	95,994
2.700%	08/21/40	480	313,791
3.000%	08/15/26	12	11,094
3.625%	04/01/27	50	46,818
3.750%	04/01/30	110	97,988
4.300%	03/25/28	98	92,690
4.780%	03/25/38	290	254,164
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40	10	6,660
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30	25	19,576
2.350%	06/24/40	10	6,713
2.750%	12/10/51	15	9,760
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	890	613,645
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.750%	08/14/50	10	6,785
Pfizer, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/26	20	18,798
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	16	15,648
3.200%	09/23/26	3,785	3,492,768
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	525	371,794
Utah Acquisition Sub, Inc.,
Gtd. Notes
3.950%	06/15/26	30	27,328
5.250%	06/15/46	185	130,069
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	5	3,108
4.000%	06/22/50	1,292	772,013

A25

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.900%	08/20/28	30	$27,804
			22,616,336
Pipelines — 1.8%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,805	1,454,515
4.450%	07/15/27	60	55,785
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	10	8,250
3.302%	01/15/35	45	35,523
3.701%	01/15/39	10	7,702
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	75	72,704
5.875%	03/31/25	130	130,319
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	15	11,522
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	18	14,180
Enbridge, Inc. (Canada),
Gtd. Notes
0.550%	10/04/23	10	9,537
4.000%	11/15/49	5	3,748
4.250%	12/01/26	10	9,520
Gtd. Notes, SOFR + 0.400%
3.090%(c)	02/17/23	10	9,979
Energy Transfer LP,
Jr. Sub. Notes, Series B
6.625%(ff)	02/15/28(oo)	10	7,408
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	895	741,953
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(a)(oo)	1,365	1,166,342
Sr. Unsec’d. Notes
2.900%	05/15/25	5	4,660
3.600%	02/01/23	13	12,940
3.750%	05/15/30	60	50,931
4.050%	03/15/25	50	47,955
4.200%	04/15/27	120	111,033
4.250%	04/01/24	5	4,895
4.900%	02/01/24	10	9,942
4.950%	06/15/28	20	18,692
5.000%	05/15/50	293	228,957
5.150%	03/15/45	55	43,529
5.250%	04/15/29	25	23,580
5.300%	04/15/47	120	95,971
5.400%	10/01/47	60	48,674
5.500%	06/01/27	50	48,699
6.125%	12/15/45	90	78,649
6.250%	04/15/49	1,470	1,313,016
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
6.500%	02/01/42	5	$4,650
Sr. Unsec’d. Notes, Series 05Y
4.200%	09/15/23	17	16,796
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	20	17,549
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	5	4,183
3.125%	07/31/29	30	25,843
3.200%	02/15/52	870	556,621
3.300%	02/15/53	15	9,817
3.700%	01/31/51	130	91,510
4.150%	10/16/28	30	27,906
4.250%	02/15/48	45	34,796
4.800%	02/01/49	30	24,721
4.850%	03/15/44	25	20,897
4.900%	05/15/46	2,115	1,803,583
Gtd. Notes, Series D
6.875%	03/01/33	10	10,639
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	341	314,300
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	30	22,689
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	40	38,630
2.600%	10/15/25	10	8,982
3.450%	10/15/27	5	4,408
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24	30	29,582
4.700%	11/01/42	5	3,908
5.400%	09/01/44	13	11,036
7.300%	08/15/33	10	10,459
Kinder Morgan, Inc.,
Gtd. Notes
1.750%	11/15/26	30	26,004
3.250%	08/01/50(a)	782	490,271
3.600%	02/15/51	1,178	778,800
4.300%	06/01/25	30	29,283
5.300%	12/01/34	23	20,874
Gtd. Notes, 144A
5.625%	11/15/23	37	37,037
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	30	21,367
4.200%	03/15/45	1,000	706,544
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	85	74,490
2.650%	08/15/30	30	23,583
4.000%	02/15/25	55	53,062
4.125%	03/01/27	50	46,654
4.500%	04/15/38	970	779,211

A26

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.800%	02/15/29	40	$37,380
4.875%	06/01/25	10	9,820
4.950%	03/14/52	15	11,797
5.200%	03/01/47	115	94,766
5.500%	02/15/49	40	34,090
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	255	238,209
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	5	3,295
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
7.125%	12/01/25	40	41,396
ONEOK Partners LP,
Gtd. Notes
5.000%	09/15/23	30	29,883
6.850%	10/15/37	1,250	1,195,565
ONEOK, Inc.,
Gtd. Notes
2.200%	09/15/25	50	45,316
3.100%	03/15/30	75	61,055
4.350%	03/15/29	100	89,267
4.500%	03/15/50	2,685	1,938,256
4.950%	07/13/47	450	347,395
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	20	16,684
3.850%	10/15/23	40	39,426
4.650%	10/15/25	10	9,632
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.600%	05/15/25	75	67,680
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	25	22,825
4.500%	05/15/30	5	4,556
5.000%	03/15/27	80	76,835
5.625%	03/01/25	25	24,957
5.875%	06/30/26	20	19,989
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	10	10,934
Sr. Unsec’d. Notes, 144A
0.625%	04/28/23	20	19,488
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
7.500%	10/01/25	1,150	1,135,609
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	15	13,515
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes
7.000%	03/15/27	10	10,309
7.000%	10/15/28	10	10,338
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Gtd. Notes, 144A
2.900%	03/01/30	10	$8,211
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.100%	04/15/30	40	35,789
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	80	67,561
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	98,849
4.125%	08/15/31	80	66,297
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.450%	04/01/44	575	475,089
5.500%	02/01/50	5	4,040
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	30	23,555
3.750%	06/15/27	25	23,011
4.000%	09/15/25	60	57,804
4.850%	03/01/48	30	24,816
4.900%	01/15/45	1,200	974,334
8.750%	03/15/32	10	11,675
			19,593,093
Private Equity — 0.0%
Carlyle Finance Subsidiary LLC,
Gtd. Notes, 144A
3.500%	09/19/29	26	21,939
Real Estate — 0.1%
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25(a)	1,200	1,126,579
Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33	5	3,520
2.000%	05/18/32	5	3,683
3.800%	04/15/26	25	23,858
American Finance Trust, Inc./American Finance Operating Partner LP,
Gtd. Notes, 144A
4.500%	09/30/28	10	7,492
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25	25	22,182
1.600%	04/15/26	50	43,712
2.700%	04/15/31	90	70,537
3.600%	01/15/28	17	15,116
4.000%	06/01/25	75	72,439
4.400%	02/15/26	25	24,124
Boston Properties LP,
Sr. Unsec’d. Notes
2.450%	10/01/33	15	10,628
3.250%	01/30/31	3	2,442

A27

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	35	$31,824
4.050%	07/01/30	1,145	966,769
Camden Property Trust,
Sr. Unsec’d. Notes
2.800%	05/15/30	5	4,203
Crown Castle, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/25	25	22,442
2.250%	01/15/31	75	57,247
2.500%	07/15/31	35	27,006
3.300%	07/01/30	30	25,142
4.000%	03/01/27	10	9,331
5.200%	02/15/49	10	8,636
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25	500	453,651
Duke Realty LP,
Sr. Unsec’d. Notes
1.750%	02/01/31	25	19,176
Equinix, Inc.,
Sr. Unsec’d. Notes
2.150%	07/15/30	30	22,998
3.000%	07/15/50	5	3,073
3.200%	11/18/29	31	26,208
Essex Portfolio LP,
Gtd. Notes
1.650%	01/15/31	25	18,251
Global Net Lease, Inc./Global Net Lease Operating Partnership LP,
Gtd. Notes, 144A
3.750%	12/15/27	20	15,635
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	70	66,447
4.000%	01/15/30	50	41,561
4.000%	01/15/31	10	8,182
5.375%	11/01/23	50	49,171
5.750%	06/01/28	50	47,055
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
1.350%	02/01/27	15	12,723
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series E
4.000%	06/15/25	40	38,020
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	5	4,792
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.250%	12/01/31	20	15,033
Mid-America Apartments LP,
Sr. Unsec’d. Notes
1.700%	02/15/31	5	3,781
3.950%	03/15/29	20	18,213
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	675	$537,152
3.500%	03/15/31		925	644,268
Physicians Realty LP,
Gtd. Notes
4.300%	03/15/27		5	4,675
Piedmont Operating Partnership LP,
Gtd. Notes
3.400%	06/01/23		25	24,681
Prologis LP,
Sr. Unsec’d. Notes
1.250%	10/15/30		10	7,460
Realty Income Corp.,
Sr. Unsec’d. Notes
1.800%	03/15/33		15	10,553
2.200%	06/15/28		5	4,221
2.850%	12/15/32		530	424,858
3.950%	08/15/27		91	85,493
4.875%	06/01/26		50	49,250
Regency Centers LP,
Gtd. Notes
3.600%	02/01/27		20	18,560
Simon Property Group LP,
Sr. Unsec’d. Notes
2.450%	09/13/29		40	32,599
3.250%	11/30/26		20	18,503
Spirit Realty LP,
Gtd. Notes
2.100%	03/15/28		15	11,974
2.700%	02/15/32		2,190	1,581,390
UDR, Inc.,
Gtd. Notes
3.000%	08/15/31		5	4,002
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		550	535,846
Ventas Realty LP,
Gtd. Notes
3.000%	01/15/30		5	4,155
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		25	23,108
4.625%	06/15/25		405	381,259
Welltower, Inc.,
Sr. Unsec’d. Notes
2.050%	01/15/29		15	12,020
2.700%	02/15/27		25	22,304
2.800%	06/01/31		35	27,765
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
7.375%	03/15/32		6	6,490
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33		1,930	1,370,832
				8,159,721

A28

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail — 0.6%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30		1,500	$1,181,370
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
0.950%	02/10/26		79	68,151
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.800%	01/25/50		20	13,494
At Home Group, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/28		275	192,990
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30		25	21,996
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31		375	278,786
Best Buy Co., Inc.,
Sr. Unsec’d. Notes
1.950%	10/01/30(a)		290	217,044
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.750%	04/20/32		55	42,482
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
2.650%	12/01/31(a)		1,340	1,051,357
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
6.250%	10/30/25	EUR	1,600	1,355,235
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.950%	06/15/29		49	43,330
3.350%	04/15/50		5	3,589
3.900%	12/06/28		10	9,494
4.875%	02/15/44		10	9,185
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.300%	04/15/28		65	52,683
1.700%	09/15/28		20	16,331
1.700%	10/15/30		10	7,547
2.800%	09/15/41		25	16,029
3.650%	04/05/29		30	27,062
3.700%	04/15/46		15	10,739
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.800%	04/01/28		30	28,173
Nordstrom, Inc.,
Sr. Unsec’d. Notes
2.300%	04/08/24		20	18,656
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31		2,155	1,612,162
QVC, Inc.,
Sr. Sec’d. Notes
4.450%	02/15/25		40	34,206
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Ross Stores, Inc.,
Sr. Unsec’d. Notes
1.875%	04/15/31	50	$37,371
4.600%	04/15/25	50	49,539
4.700%	04/15/27	2	1,953
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	454	430,093
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.150%	05/15/28	20	16,314
Tractor Supply Co.,
Sr. Unsec’d. Notes
1.750%	11/01/30	55	41,208
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31	10	7,968
2.375%	09/24/29	2	1,723
2.500%	09/22/41	15	10,461
2.650%	09/22/51	10	6,745
			6,915,466
Semiconductors — 0.4%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/41	5	3,542
2.950%	04/01/25	5	4,804
2.950%	10/01/51	30	19,982
Applied Materials, Inc.,
Sr. Unsec’d. Notes
2.750%	06/01/50	10	6,485
3.300%	04/01/27	10	9,396
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	80	73,698
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30	9	7,779
Gtd. Notes, 144A
2.450%	02/15/31	30	22,589
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	3,576	2,507,243
3.419%	04/15/33	1,442	1,106,361
3.469%	04/15/34	50	37,603
4.926%	05/15/37	100	82,727
Intel Corp.,
Sr. Unsec’d. Notes
2.800%	08/12/41	5	3,370
3.050%	08/12/51	15	9,595
3.100%	02/15/60	10	6,038
3.900%	03/25/30	20	18,327
KLA Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/29	50	47,477
5.000%	03/15/49	50	45,685

A29

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30	25	$19,805
Microchip Technology, Inc.,
Sr. Sec’d. Notes
0.972%	02/15/24	65	61,237
Micron Technology, Inc.,
Sr. Unsec’d. Notes
2.703%	04/15/32	10	7,272
NVIDIA Corp.,
Sr. Unsec’d. Notes
1.550%	06/15/28	30	24,874
3.500%	04/01/40	10	7,797
NXP BV/NXP Funding LLC (China),
Gtd. Notes
4.875%	03/01/24	75	74,286
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	65	48,620
2.650%	02/15/32	35	26,005
3.400%	05/01/30	40	33,491
4.300%	06/18/29	110	98,966
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
1.300%	05/20/28	25	20,652
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.700%	09/15/51	5	3,373
2.900%	11/03/27	10	9,148
			4,448,227
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
4.200%	05/01/30	20	17,777
Software — 0.3%
Adobe, Inc.,
Sr. Unsec’d. Notes
2.150%	02/01/27	20	18,063
Autodesk, Inc.,
Sr. Unsec’d. Notes
2.400%	12/15/31	30	23,348
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26	850	816,613
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	65	50,137
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41	10	6,650
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.250%	06/01/27	21	18,121
2.750%	07/01/24	50	48,009
3.500%	07/01/29	40	34,856
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
3.800%	10/01/23	15	$14,848
4.200%	10/01/28	40	37,045
Intuit, Inc.,
Sr. Unsec’d. Notes
0.650%	07/15/23	10	9,697
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	10	9,259
2.525%	06/01/50	1,842	1,211,502
2.921%	03/17/52	89	62,927
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26	80	70,157
2.500%	04/01/25	20	18,658
2.650%	07/15/26	50	44,992
2.950%	04/01/30	100	80,700
3.600%	04/01/50	31	19,396
3.650%	03/25/41	10	6,788
3.850%	04/01/60	5	3,022
3.950%	03/25/51	5	3,319
4.000%	11/15/47	25	16,788
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27	20	16,522
1.750%	02/15/31	5	3,698
Salesforce, Inc.,
Sr. Unsec’d. Notes
1.500%	07/15/28	10	8,396
1.950%	07/15/31	45	35,485
2.700%	07/15/41	5	3,447
VMware, Inc.,
Sr. Unsec’d. Notes
1.800%	08/15/28	10	7,924
2.200%	08/15/31	30	21,902
3.900%	08/21/27	35	32,242
4.700%	05/15/30	43	38,656
			2,793,167
Telecommunications — 1.9%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26	200	177,800
2.250%	02/01/32	45	34,051
2.300%	06/01/27	75	65,686
2.550%	12/01/33	737	548,455
2.750%	06/01/31	110	88,203
3.500%	09/15/53	4,881	3,252,183
3.550%	09/15/55	972	638,291
3.650%	09/15/59	180	116,863
3.800%	12/01/57	13	8,796
4.250%	03/01/27	10	9,595
4.300%	02/15/30	545	498,787
4.350%	03/01/29	45	42,080
4.500%	05/15/35	570	493,454
4.500%	03/09/48	10	7,896
6.950%	01/15/28	10	10,494

A30

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Bell Telephone Co. of Canada or Bell Canada (The) (Canada),
Gtd. Notes, Series US-3
0.750%	03/17/24	40	$37,635
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	10	11,461
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25(a)	535	428,490
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	200	180,000
8.750%	05/25/24	997	906,400
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	500	287,500
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.625%	01/15/29	40	29,641
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39	550	372,345
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30	49	36,835
4.600%	05/23/29	60	55,292
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.700%	11/15/49	2	1,368
4.300%	02/15/48	2	1,516
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25(a)	2,502	2,572,953
7.625%	03/01/26	100	103,755
7.875%	09/15/23	2,000	2,027,928
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	45	40,307
2.625%	02/15/29	10	8,255
Sr. Unsec’d. Notes
2.250%	11/15/31	100	75,591
2.550%	02/15/31	10	7,922
3.300%	02/15/51	5	3,261
3.750%	04/15/27	125	115,537
3.875%	04/15/30	137	121,409
4.375%	04/15/40	435	355,727
4.500%	04/15/50	3,140	2,525,449
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	09/18/30	75	56,392
1.680%	10/30/30	32	24,024
1.750%	01/20/31	40	29,997
2.100%	03/22/28	230	194,078
2.355%	03/15/32	110	84,591
2.550%	03/21/31	80	63,868
2.650%	11/20/40	3,440	2,231,134
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
2.850%	09/03/41	10	$6,632
2.875%	11/20/50	10	6,144
3.150%	03/22/30	35	29,721
3.400%	03/22/41	1,185	867,427
3.550%	03/22/51	90	63,550
4.016%	12/03/29	140	126,942
4.125%	03/16/27	20	19,129
4.329%	09/21/28	115	108,290
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24	20	19,740
4.375%	05/30/28	25	23,571
			20,254,441
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26	140	129,463
3.900%	11/19/29	20	17,518
			146,981
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51	5	3,401
3.550%	02/15/50	5	3,735
4.900%	04/01/44	10	9,143
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.050%	03/05/30	5	4,006
2.450%	12/02/31	30	24,031
3.000%	12/02/41	10	7,065
3.100%	12/02/51	10	6,584
CSX Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/27	10	9,205
3.800%	03/01/28	16	15,025
FedEx Corp.,
Gtd. Notes
3.100%	08/05/29	10	8,594
4.250%	05/15/30	20	18,129
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32	480	382,890
Kansas City Southern,
Gtd. Notes
3.500%	05/01/50	25	17,490
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	96	90,732
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26	14	13,026
3.050%	05/15/50	20	13,042
3.800%	08/01/28	54	50,286

A31

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.750%	03/15/24	20	$19,726
3.799%	10/01/51	9	6,956
3.950%	08/15/59	35	26,504
			729,570
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	11/15/25	20	17,348
1.700%	06/15/26	30	25,816
2.700%	11/01/24	20	18,832
4.000%	07/15/25	25	23,836
4.125%	08/01/23	5	4,951
			90,783
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.450%	05/01/50	625	449,717

Total Corporate Bonds (cost $479,295,070)			390,578,699
Floating Rate and other Loans — 1.4%
Airlines — 0.1%
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
6.533%(c)	04/21/28	680	648,184
Chemicals — 0.0%
TPC Group, Inc.,
Term Loan DIP Facility, 1 Month SOFR + 10.000%
12.768%	03/01/23^	38	37,769
Commercial Services — 0.0%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.500%
7.052%(c)	08/12/28	262	257,739
Computers — 0.2%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.750%
6.362%(c)	03/01/29	1,347	1,223,745
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
6.865%(c)	02/01/28	750	709,039
			1,932,784
Insurance — 0.1%
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
6.115%(c)	11/03/24	462	430,841
New B-9 Term Loan, 1 Month LIBOR + 3.250%
6.365%(c)	07/31/27	345	289,590
			720,431
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and other Loans (continued)
Machinery-Construction & Mining — 0.0%
Vertiv Group Corp.,
Term B Loan, 1 Month LIBOR + 2.750%
5.303%(c)	03/02/27		161	$152,928
Media — 0.2%
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
5.068%(c)	07/17/25		345	327,964
September 2019 Term Loan, 1 Month LIBOR + 2.500%
5.318%(c)	04/15/27		768	716,969
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.000%
10.695%(c)	05/25/26		145	138,225
Second Lien Term Loan, 1 Month SOFR + 3.350%
5.945%(c)	08/24/26		1,964	767,996
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
6.115%(c)	05/01/26		314	293,862
				2,245,016
Metal Fabricate/Hardware — 0.1%
Tank Holding Corp.,
Initial Term Loan, 1 Month SOFR + 5.750%
8.884%(c)	03/31/28		1,421	1,355,696
Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
11.455%(c)	11/01/25^		388	405,460
Pharmaceuticals — 0.2%
Change Healthcare Holdings LLC,
Closing Date Term Loan, PRIME + 1.500%
7.750%(c)	03/01/24		1,885	1,878,650
Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
5.365%(c)	04/23/26^		491	464,127
Retail — 0.3%
EG Group Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 0.000%)
7.000%(c)	04/30/27	EUR	3,500	2,969,959
Telecommunications — 0.2%
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
5.365%(c)	03/15/27		398	361,130
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%
6.365%(c)	05/27/24		1,379	1,218,501
				1,579,631

Total Floating Rate and other Loans (cost $16,536,462)				14,648,374

A32

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds — 1.6%
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	30	$29,238
California — 0.4%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50	1,125	1,377,783
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,550	1,864,853
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	725	892,362
			4,134,998
Colorado — 0.1%
Colorado Health Facilities Authority,
Taxable, Revenue Bonds, Series B
2.800%	12/01/26	10	9,372
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	770	837,162
			846,534
Illinois — 0.4%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,380	1,524,784
State of Illinois,
General Obligation Unlimited, Series A
5.000%	10/01/22	20	20,000
General Obligation Unlimited, Series D
5.000%	11/01/22	2,650	2,652,537
General Obligation Unlimited, Taxable, Series A
3.140%	10/01/24	35	33,738
			4,231,059
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	20	15,599
New Jersey — 0.4%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	1,175	1,390,500
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	2,050	2,495,366
			3,885,866
New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	20	15,268
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York (cont’d.)
Port Authority of New York & New Jersey,
Revenue Bonds
6.040%	12/01/29	25	$26,274
			41,542
Ohio — 0.1%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	695	686,589
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	615	654,808
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	825	837,939
Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	1,710	1,517,545
Texas — 0.0%
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.236%	10/01/52	20	14,372
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	450	340,645
			355,017

Total Municipal Bonds (cost $15,949,905)			17,236,734
Residential Mortgage-Backed Securities — 4.3%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	13	12,788
Bellemeade Re Ltd.,
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
4.934%(c)	10/25/28	184	183,510
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
4.534%(c)	04/25/29	15	15,363
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
5.084%(c)	10/25/29	14	14,112
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
7.084%(c)	08/26/30	49	49,018
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
5.934%(c)	10/25/30	65	64,867

A33

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
6.784%(c)	10/25/30	275	$276,753
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
3.681%(c)	09/25/31	200	186,073
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
4.431%(c)	01/26/32	490	479,158
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
5.981%(c)	01/26/32	1,240	1,157,314
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
4.285%(c)	09/12/26^	1,823	1,814,352
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
3.339%(cc)	09/25/47	260	235,551
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)
7.434%(c)	04/25/31	370	370,468
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
5.184%(c)	10/25/39	75	74,256
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
7.531%(c)	03/25/42	260	238,893
Credit Suisse Mortgage Trust,
Series 2020-RPL05, Class A1, 144A
3.023%(cc)	08/25/60	351	336,631
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
4.784%(c)	11/25/28	585	580,436
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
4.884%(c)	04/25/29	180	179,350
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
4.431%(c)	10/25/33	587	586,459
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
4.981%(c)	10/25/33	940	933,923
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
5.731%(c)	04/25/34	910	879,164
Fannie Mae REMICS,
Series 2011-116, Class ZA
3.500%	11/25/41	1,814	1,690,444
Series 2012-34, Class EB
4.000%	04/25/42	1,575	1,484,870
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
6.281%(c)	11/25/50	900	819,877
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
4.881%(c)	11/25/50	2,787	$2,755,270
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
5.681%(c)	08/25/33	3,035	2,731,623
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
4.934%(c)	02/25/50	561	552,476
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
8.184%(c)	06/25/50	171	172,493
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
9.084%(c)	08/25/50	1,570	1,621,993
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
6.834%(c)	08/25/50	10	10,361
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
7.081%(c)	10/25/50	670	674,461
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
5.081%(c)	10/25/50	217	217,009
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)
6.184%(c)	03/25/50	40	39,625
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
6.684%(c)	07/25/50	46	45,893
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
8.334%(c)	09/25/50	320	318,002
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
6.234%(c)	09/25/50	10	10,008
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
5.331%(c)	01/25/34	590	523,445
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
3.931%(c)	01/25/34	339	330,237
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)
5.931%(c)	11/25/41	755	664,400
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)
4.531%(c)	08/25/33	4,200	3,848,478
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
5.631%(c)	09/25/41	540	462,750
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
4.381%(c)	09/25/41	1,020	856,800

A34

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)
6.031%(c)	12/25/41	260	$227,691
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
4.631%(c)	12/25/41	700	594,999
Freddie Mac REMIC,
Series 4289, Class WZ
3.000%	01/15/44	753	687,061
Freddie Mac REMICS,
Series 4768, Class GA
3.500%	09/15/45	539	521,187
Series 4939, Class KT
3.000%	07/15/48	480	434,921
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	2,993	2,779,363
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
4.734%(c)	05/25/29	179	178,308
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)
7.234%(c)	10/25/30	136	135,864
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
3.881%(c)	01/25/34	530	518,194
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
5.081%(c)	01/25/34	815	766,955
Legacy Mortgage Asset Trust,
Series 2020-GS01, Class A1, 144A
2.882%	10/25/59	974	967,253
Series 2020-SL01, Class A, 144A
2.734%	01/25/60	373	362,771
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
3.834%(c)	01/25/48	462	446,852
Oaktown Re II Ltd.,
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
4.634%(c)	07/25/28	103	103,143
Oaktown Re V Ltd.,
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
6.684%(c)	10/25/30	75	74,628
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
5.181%(c)	04/25/34	900	838,925
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
5.934%(c)	02/25/23	1,280	1,270,632
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
5.734%(c)	08/25/25		1,200	$1,175,760
Radnor Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
4.484%(c)	03/25/28		27	27,083
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
5.784%(c)	03/25/28		960	952,631
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
4.034%(c)	01/25/30		252	251,048
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
4.534%(c)	01/25/30		1,500	1,482,847
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)
4.131%(c)	11/25/31		682	663,602
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
5.981%(c)	11/25/31		900	843,912
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
3.624%(cc)	02/25/34		185	176,648
Series 2004-18, Class 3A1
3.164%(cc)	12/25/34		1,155	1,088,552
TFS (Spain),
Series 2018-03
0.000%(s)	04/16/40^	EUR	—(r)	2,156

Total Residential Mortgage-Backed Securities (cost $48,692,046)				46,071,940
Sovereign Bonds — 2.5%
1MDB Global Investments Ltd. (Malaysia),
Sr. Unsec’d. Notes
4.400%	03/09/23		2,000	1,912,875
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30(a)		570	451,832
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		963	931,281
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		250	228,875
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	02/22/29		1,180	1,010,596
6.000%	07/19/28		575	519,405
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/16/26	EUR	300	207,281

A35

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,500	$1,428,898
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24		290	284,707
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	410	273,949
1.450%	09/18/26	EUR	375	326,357
3.375%	07/30/25	EUR	3,125	3,000,063
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,250	1,164,805
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes, Series DTC
2.500%	05/23/24		1,000	967,910
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
3.375%	09/27/23		600	596,420
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		600	568,380
3.000%	03/12/24		600	586,436
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		10	7,918
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48		780	754,650
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	163,259
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,995	2,157,863
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		4,730	4,474,347
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	370	248,462
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	398	267,264
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	1,443	935,855
3.125%	05/15/27	EUR	1,773	1,413,995
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	610	330,301
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/24		920	253,460
8.994%	02/01/26(d)		200	41,500
Sr. Unsec’d. Notes, 144A
4.375%	01/27/32(d)	EUR	1,090	193,888
7.750%	09/01/24(d)		930	256,215
8.994%	02/01/26		200	41,500
9.750%	11/01/30(d)		400	87,400
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55(a)	500	$444,937

Total Sovereign Bonds (cost $35,514,320)			26,532,884
U.S. Government Agency Obligations — 14.2%
Federal Home Loan Mortgage Corp.
3.500%	02/01/47(h)	796	728,376
5.500%	10/01/33	368	378,500
5.500%	06/01/34	3	2,841
6.000%	11/01/33	53	54,308
6.000%	05/01/34	43	43,609
6.000%	06/01/34	67	68,147
6.250%	07/15/32(k)	830	968,468
6.500%	07/01/32	5	4,769
6.500%	07/01/32	9	9,607
6.500%	08/01/32	21	21,402
6.500%	08/01/32	21	21,631
6.500%	08/01/32	22	22,694
6.500%	09/01/32	24	24,779
6.500%	09/01/32	71	72,735
6.750%	03/15/31	600	709,893
Federal National Mortgage Assoc.
2.500%	TBA	6,000	5,019,727
2.500%	TBA(tt)	13,500	11,323,916
3.000%	TBA	20,000	17,396,752
3.500%	TBA(tt)	5,500	4,949,570
3.500%	TBA	37,000	33,272,784
4.500%	TBA(tt)	10,000	9,525,781
4.500%	TBA	39,500	37,581,009
4.500%	08/01/40(h)	917	898,663
5.000%	TBA	7,000	6,808,629
5.500%	02/01/33	5	5,390
5.500%	02/01/33	8	8,573
5.500%	03/01/33	13	12,898
5.500%	03/01/33	21	22,006
5.500%	03/01/33	22	23,054
5.500%	04/01/33	3	2,900
5.500%	04/01/33	14	14,085
5.500%	04/01/33	17	17,939
5.500%	04/01/33	18	18,108
5.500%	07/01/33	14	13,897
5.500%	07/01/33	17	17,596
5.500%	08/01/33	13	13,656
5.500%	02/01/34	15	15,504
5.500%	04/01/34	13	13,455
5.500%	06/01/34	17	16,879
6.000%	10/01/33	2	1,540
6.000%	10/01/33	164	169,066
6.000%	03/01/34	23	23,789
6.000%	02/01/35	96	99,395
6.000%	11/01/36	28	29,309
6.500%	08/01/32	69	70,631
6.500%	09/01/32	63	65,384
6.500%	09/01/32	101	104,541
6.500%	10/01/32	38	39,433

A36

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.500%	04/01/33	70	$72,850
6.500%	11/01/33	3	2,794
6.625%	11/15/30(k)	830	971,560
7.000%	05/01/32	48	48,563
7.000%	06/01/32	4	3,848
7.125%	01/15/30(k)	785	930,613
Government National Mortgage Assoc.
3.000%	TBA	6,000	5,298,750
3.500%	TBA	6,000	5,452,734
3.500%	01/20/48	114	105,322
4.000%	TBA	5,000	4,668,945
4.000%	02/20/49	237	224,557
4.500%	TBA	3,000	2,871,445
5.500%	01/15/33	34	35,121
5.500%	02/15/33	18	18,860
5.500%	05/15/33	51	51,121
5.500%	05/15/33	137	138,167
5.500%	06/15/33	151	154,228
5.500%	09/15/33	22	22,080
5.500%	07/15/35	31	32,723
6.000%	12/15/32	66	69,845
6.000%	11/15/33	25	26,552
6.000%	01/15/34	6	6,656
6.000%	06/20/34	179	189,691
6.000%	11/15/34	252	265,745
6.500%	09/15/32	30	30,902
6.500%	09/15/32	84	86,557
6.500%	09/15/32	121	125,201
6.500%	11/15/33	68	70,776

Total U.S. Government Agency Obligations (cost $155,285,501)			152,703,824
U.S. Treasury Obligations — 7.2%
U.S. Treasury Bonds
1.125%	05/15/40	30	18,736
1.750%	08/15/41	5,286	3,613,477
1.875%	02/15/41	138	97,389
2.000%	11/15/41	2,719	1,945,784
2.250%	05/15/41(h)	65,845	49,764,415
2.375%	02/15/42	1,255	961,644
2.500%	02/15/46(k)	1,580	1,198,825
2.500%	05/15/46(k)	965	730,988
3.000%	05/15/45(k)	4,065	3,392,370
3.000%	02/15/48(a)(h)	4,410	3,709,912
3.125%	02/15/43(k)	2,460	2,113,294
U.S. Treasury Notes
2.375%	03/31/29(k)	615	557,055
2.750%	08/15/32	5	4,574
U.S. Treasury Strips Coupon
1.467%(s)	11/15/41	500	222,441
2.056%(s)	11/15/38	130	67,615
2.208%(s)	05/15/39	1,575	802,512
2.335%(s)	08/15/44	2,500	987,500
2.364%(s)	05/15/45	3,420	1,321,777
2.377%(s)	08/15/45	1,250	477,832
2.387%(s)	05/15/43	4,015	1,671,557
2.395%(s)	11/15/43	619	253,693
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.423%(s)	05/15/44(k)	7,225	$2,889,718
2.423%(s)	11/15/40	430	203,209
3.143%(s)	08/15/41	1,350	612,193
3.176%(s)	08/15/40	120	57,450

Total U.S. Treasury Obligations (cost $106,518,197)			77,675,960

	Shares
Common Stocks — 0.5%
Gas Utilities — 0.1%
Ferrellgas Partners LP (Class B Stock)^	5,622	1,264,950
Oil, Gas & Consumable Fuels — 0.4%
Chesapeake Energy Corp.(a)	37,737	3,555,203
Chesapeake Energy Corp. Backstop Commitment	517	48,706
		3,603,909

Total Common Stocks (cost $1,403,669)		4,868,859
Preferred Stocks — 0.2%
Banks — 0.1%
Citigroup Capital XIII, 9.176%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	45,000	1,255,500
Capital Markets — 0.1%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	35,000	855,750

Total Preferred Stocks (cost $2,000,000)		2,111,250

	Units
Warrants* — 0.0%
Chemicals
TPC Group, Inc., expiring 08/01/24^	315,256	32
(cost $0)

Total Long-Term Investments (cost $1,303,487,657)		1,136,249,089

	Shares
Short-Term Investments — 10.7%
Affiliated Mutual Funds — 10.6%
PGIM Core Ultra Short Bond Fund(wa)	75,031,693	75,031,693
PGIM Institutional Money Market Fund (cost $38,217,878; includes $38,131,466 of cash collateral for securities on loan)(b)(wa)	38,262,673	38,235,889

Total Affiliated Mutual Funds (cost $113,249,571)		113,267,582

A37

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Value

Options Purchased*~ — 0.1%
(cost $552,351)	$902,705

Total Short-Term Investments (cost $113,801,922)	114,170,287

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—116.7% (cost $1,417,289,579)	1,250,419,376
Options Written*~ — (0.0)%
(premiums received $631,288)	(311,994)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—116.7% (cost $1,416,658,291)	1,250,107,382

Liabilities in excess of other assets(z) — (16.7)%	(178,578,614)

Net Assets — 100.0%	$1,071,528,768

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
BABs	Build America Bonds
CDS	Credit Default Swap
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,827,729 and 0.6% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,443,319; cash collateral of $38,131,466 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 29,000,000 is 2.7% of net assets.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A38

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Unfunded loan commitment outstanding at September 30, 2022:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
TPC Group, Inc., DIP Facility, Term SOFR + 0.000%, 0.000%(c), Maturity Date 03/01/23 (cost $18,553)	19	$18,553	$—	$—
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	12,600		$—
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	13,510		—
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	13,540		—
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	12,600		—
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	13,480		—
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	13,490		—
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	13,480		—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	12,310		—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	12,310		—
CDX.NA.HY.38.V2, 06/20/27	Put	Barclays Bank PLC	10/19/22	$100.50	CDX.NA.HY.38.V2(Q)	5.00%(Q)	3,200		100,292
CDX.NA.HY.38.V2, 06/20/27	Put	Deutsche Bank AG	11/16/22	$100.50	CDX.NA.HY.38.V2(Q)	5.00%(Q)	3,210		120,107
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	10/19/22	0.88%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	13,510		78,918
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	10/19/22	0.90%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	13,540		68,066
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	10/19/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	12,600		54,122
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	10/19/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	12,600		54,122
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	0.85%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	12,310		96,446
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	0.88%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	12,310		87,322
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	11/16/22	0.90%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	13,480		86,552
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	11/16/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	13,490		78,408
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	11/16/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	13,480		78,350
Total Options Purchased (cost $552,351)									$902,705
A39

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.38.V2, 06/20/27	Call	Barclays Bank PLC	10/19/22	$102.00	CDX.NA.HY.38.V2(Q)	5.00%(Q)	3,200		$(1,938)
CDX.NA.HY.38.V2, 06/20/27	Call	Deutsche Bank AG	11/16/22	$102.00	CDX.NA.HY.38.V2(Q)	5.00%(Q)	3,210		(4,974)
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	10/19/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	13,510		(1,434)
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	10/19/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	13,540		(1,438)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	10/19/22	0.83%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	12,600		(1,971)
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	10/19/22	0.83%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	12,600		(1,971)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	12,310		(2,419)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	12,310		(2,419)
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	11/16/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	13,480		(3,503)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	11/16/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	13,480		(3,503)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	11/16/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	13,490		(4,840)
CDX.NA.HY.38.V2, 06/20/27	Put	Morgan Stanley & Co. International PLC	10/19/22	$95.00	5.00%(Q)	CDX.NA.HY.38.V2(Q)	3,700		(18,123)
CDX.NA.HY.38.V2, 06/20/27	Put	Barclays Bank PLC	10/19/22	$97.00	5.00%(Q)	CDX.NA.HY.38.V2(Q)	3,200		(32,584)
CDX.NA.HY.38.V2, 06/20/27	Put	Deutsche Bank AG	11/16/22	$96.00	5.00%(Q)	CDX.NA.HY.38.V2(Q)	3,210		(48,417)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	10/19/22	1.18%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	13,510		(10,559)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	10/19/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	12,600		(8,321)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	10/19/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	13,540		(8,942)
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	10/19/22	1.23%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	12,600		(7,048)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	1.15%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	12,310		(29,937)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	12,310		(24,798)
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	11/16/22	1.23%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	13,480		(24,744)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	11/16/22	1.25%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	13,480		(22,565)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	11/16/22	1.28%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	13,490		(20,609)
A40

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	01/18/23	3.00%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	11,160		$(3,068)
CDX.NA.IG.39.V1, 12/20/27	Put	BNP Paribas S.A.	11/16/22	1.38%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	12,980		(21,383)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)	7,830		(168)
GS_21-PJA††^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	15,090		(318)
Total Options Written (premiums received $631,288)									$(311,994)
††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

Options Purchased:

Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
CDX.NA.HY.39.V1, 12/20/27	Put	11/16/22	$85.00	CDX.NA.HY.39.V1(Q)		5.00%(Q)		1,850	$5,230
CDX.NA.IG.38.V1, 06/20/27	Put	12/21/22	0.93%	CDX.NA.IG.38.V1(Q)		1.00%(Q)		13,510	96,921
Total Centrally Cleared Swaptions (cost $63,600)									$102,151

Options Written:

Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	12/21/22	0.83%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	13,510	$(11,252)
CDX.NA.HY.38.V2, 06/20/27	Put	12/21/22	$91.00	5.00%(Q)	CDX.NA.HY.38.V2(Q)	2,620	(28,301)
CDX.NA.HY.39.V1, 12/20/27	Put	01/18/23	$90.00	5.00%(Q)	CDX.NA.HY.39.V1(Q)	3,700	(67,618)
CDX.NA.IG.38.V1, 06/20/27	Put	12/21/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	13,510	(46,060)
CDX.NA.IG.39.V1, 12/20/27	Put	12/21/22	1.50%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	12,980	(30,161)
Total Centrally Cleared Swaptions (premiums received $194,714)							$(183,392)

Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
608	2 Year U.S. Treasury Notes	Dec. 2022	$124,877,501	$(2,034,322)
623	5 Year U.S. Treasury Notes	Dec. 2022	66,977,366	(2,238,840)
652	10 Year U.S. Treasury Notes	Dec. 2022	73,064,750	(3,368,953)
235	10 Year U.S. Ultra Treasury Notes	Dec. 2022	27,843,829	(1,782,711)
356	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	48,772,000	(4,391,808)
				(13,816,634)
A41

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Futures contracts outstanding at September 30, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
87	5 Year Euro-Bobl	Dec. 2022	$10,210,406	$266,712
136	10 Year Euro-Bund	Dec. 2022	18,458,889	945,751
261	20 Year U.S. Treasury Bonds	Dec. 2022	32,992,031	2,377,479
48	Euro Schatz Index	Dec. 2022	5,041,299	44,914
				3,634,856
				$(10,181,778)
Forward foreign currency exchange contracts outstanding at September 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/04/22	Morgan Stanley & Co. International PLC	GBP	12,283	$13,288,447	$13,715,969	$427,522	$—
Euro,
Expiring 10/04/22	Barclays Bank PLC	EUR	1,188	1,202,901	1,164,421	—	(38,480)
Expiring 10/04/22	UBS AG	EUR	103,707	100,121,689	101,665,282	1,543,593	—
Expiring 11/02/22	Morgan Stanley & Co. International PLC	EUR	2,604	2,555,551	2,557,419	1,868	—
Mexican Peso,
Expiring 12/21/22	HSBC Bank PLC	MXN	15,980	779,860	781,837	1,977	—
				$117,948,448	$119,884,928	1,974,960	(38,480)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/04/22	HSBC Bank PLC	GBP	12,283	$14,527,612	$13,715,969	$811,643	$—
Expiring 11/02/22	Morgan Stanley & Co. International PLC	GBP	12,283	13,296,063	13,724,108	—	(428,045)
Euro,
Expiring 10/04/22	Barclays Bank PLC	EUR	102,661	102,503,550	100,639,873	1,863,677	—
Expiring 10/04/22	HSBC Bank PLC	EUR	2,234	2,250,893	2,189,830	61,063	—
Expiring 11/02/22	UBS AG	EUR	103,707	100,330,658	101,869,185	—	(1,538,527)
South African Rand,
Expiring 12/21/22	Morgan Stanley & Co. International PLC	ZAR	11,532	660,217	632,519	27,698	—
				$233,568,993	$232,771,484	2,764,081	(1,966,572)
						$4,739,041	$(2,005,052)
Credit default swap agreements outstanding at September 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	10/14/22	0.500%(M)	3,568	0.500%	$2,327	$(46)	$2,373	Goldman Sachs International
GS_21-PJA	10/14/22	0.250%(M)	6,876	*	2,243	(44)	2,287	Goldman Sachs International
					$4,570	$(90)	$4,660

A42

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Credit default swap agreements outstanding at September 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
United Mexican States	06/20/23	1.000%(Q)	665	$(1,720)	$702	$(2,422)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	655	(1,695)	1,751	(3,446)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	220	(569)	659	(1,228)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	220	(569)	605	(1,174)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	215	(557)	213	(770)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	115	(298)	121	(419)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	160	613	501	112	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	130	497	487	10	Citibank, N.A.
				$(4,298)	$5,039	$(9,337)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)	10,710	0.179%	$6,275	$7,669	$(1,394)	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,205	4.362%	(51,421)	(10,678)	(40,743)	Credit Suisse International
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	4.362%	(12,826)	(5,156)	(7,670)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	545	4.362%	(12,709)	(6,133)	(6,576)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	4.362%	(4,315)	(2,134)	(2,181)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	4.362%	(4,314)	(2,095)	(2,219)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	180	4.362%	(4,197)	(1,695)	(2,502)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	90	4.362%	(2,099)	(843)	(1,256)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	160	6.097%	(16,110)	(6,708)	(9,402)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	130	6.097%	(13,089)	(5,514)	(7,575)	Citibank, N.A.
					$(114,805)	$(33,287)	$(81,518)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.38.V2	06/20/27	5.000%(Q)	1,026	$23,357	$21,649	$(1,708)
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	98,330	(85,853)	307,462	393,315
				$(62,496)	$329,111	$391,607
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the
A43

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	635	05/08/23	0.950%(A)	1 Day SONIA(1)(A)	$(14,468)	$18,334	$32,802
GBP	3,946	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(184,608)	609,377	793,985
GBP	2,920	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	150,731	545,592	394,861
GBP	977	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	234,389	234,389
GBP	2,100	05/08/30	1.100%(A)	1 Day SONIA(1)(A)	(145,549)	519,880	665,429
GBP	767	05/08/31	1.150%(A)	1 Day SONIA(2)(A)	42,423	(201,657)	(244,080)
GBP	740	05/08/32	1.150%(A)	1 Day SONIA(1)(A)	52,659	211,297	158,638
GBP	230	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(9,088)	71,290	80,378
					$(107,900)	$2,008,502	$2,116,402

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A44